UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2016

Date of reporting period: May 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax Free Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 86.5%
Alabama — 0.2%
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser AR, RB
0.400%, 06/01/2016 (A)(B)	$2,000	$2,000

California — 4.5%
California State, GO
0.380%, 06/02/2016 (A)(B)	4,075	4,075
California State, Infrastructure & Economic Development Bank, Ser B, RB
0.270%, 06/01/2016 (A)(B)	4,000	4,000
California State, RB
0.260%, 06/01/2016 (A)(B)	200	200
California State, Sub-Ser A, GO
0.380%, 06/01/2016 (A)(B)	12,650	12,650
Eclipse Funding Trust, Ser 2007-0061, RB
0.400%, 06/02/2016 (A)(B)(C)	8,225	8,225
Irvine, Unified School District, Special Tax Revenue, RB
0.310%, 06/01/2016 (A)(B)	6,800	6,800
Los Angeles, Department of Water & Power, Sub-Ser A-3, RB
0.270%, 06/01/2016 (B)	9,600	9,600
Sacramento, Municipal Utility District, Ser L, RB
0.390%, 06/02/2016 (A)(B)	1,765	1,765

		47,315

Colorado — 0.5%
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.410%, 06/01/2016 (B)	4,905	4,905

Connecticut — 2.0%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.390%, 06/02/2016 (B)	7,900	7,900
Connecticut State, Housing Finance Authority, Ser C2, RB
0.400%, 06/02/2016 (B)	5,595	5,595
Connecticut State, Housing Finance Authority, Sub-Ser E3, RB
0.400%, 06/07/2016 (B)	1,980	1,980
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.430%, 06/02/2016 (A)(B)	4,800	4,800

		20,275

District of Columbia — 0.6%
Washington D.C., Airport Authority, RB
0.100%, 06/01/2016	6,500	6,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida — 4.0%
Florida State, Board of Education, Capital Outlay Project, Ser A, GO
5.000%, 06/01/2016	$2,400	$2,400
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.420%, 06/02/2016 (A)(B)	1,665	1,665
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.400%, 06/01/2016 (A)(B)	10,250	10,250
Hillsborough, Community College Foundation, RB
0.370%, 06/02/2016 (A)(B)	5,550	5,550
Orlando, Utilities Commission, Ser 1, RB
0.410%, 06/06/2016 (B)	9,900	9,900
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.520%, 06/02/2016 (A)(B)	4,925	4,925
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.410%, 06/02/2016 (A)(B)	1,900	1,900
Palm Beach County, Revenue Authority, Pine Crest Preparatory Project, RB
0.370%, 06/02/2016 (A)(B)	5,500	5,500

		42,090

Georgia — 1.0%
Macon, Water Authority, Ser A, RB
0.420%, 06/02/2016 (B)	10,805	10,805

Idaho — 0.7%
Idaho State, TAN
2.000%, 06/30/2016	7,450	7,460

Illinois — 2.1%
Illinois State, Development Finance Authority, Chicago Historical Society Project, RB
0.500%, 06/02/2016 (A)(B)	8,300	8,300
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.410%, 06/01/2016 (A)(B)	6,100	6,100
JPMorgan Chase PUTTERs/DRIVERs Trust, Special Tax Revenue, Ser 4048, RB
0.580%, 06/04/2016 (A)(B)(C)	7,000	7,000

		21,400

Indiana — 1.4%
Indiana Municipal Power Agency, Ser B, RB
0.350%, 06/01/2016 (A)(B)	3,030	3,030
Indiana State, Finance Authority, Depauw University Project, Ser A, RB
0.400%, 06/02/2016 (A)(B)	1,750	1,750

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax Free Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.390%, 06/01/2016 (A)(B)	$5,780	$5,780
Indiana State, Finance Authority, RB
0.390%, 06/01/2016 (A)(B)	1,900	1,900
Indiana State, Health Facility Financing Authority, Community Hospital Project, Ser A, RB
0.370%, 06/02/2016 (A)(B)	2,400	2,400

		14,860

Kansas — 1.8%
Burlington, Environmental Improvement Revenue Authority, Power and Light Project, Ser A, RB
0.420%, 06/01/2016 (A)(B)	13,500	13,500
Kansas State, Development Finance Authority, Ser 2016-XM0189, RB
0.430%, 06/02/2016 (B)(C)	5,420	5,420

		18,920

Kentucky — 0.2%
Kentucky State, Rural Water Finance Authority, Ser D1, RB
1.250%, 07/01/2016	1,600	1,601

Maryland — 5.0%
Maryland State, Community Development Administration, Ser J, RB
0.370%, 06/02/2016 (B)	8,600	8,600
Maryland State, Economic Development Authority, Ser A, RB
0.390%, 06/01/2016 (B)	16,645	16,645
Maryland State, Health & Higher Educational Facilities Authority, Glen Meadows Project, Ser A, RB
0.370%, 06/01/2016 (A)(B)	2,835	2,835
Maryland State, Health & Higher Educational Facilities Authority, Pooled Loan Program, Ser B, RB
0.370%, 06/01/2016 (A)(B)	4,600	4,600
Maryland State, Health & Higher Educational Facilities Authority, Ser A, RB
0.380%, 06/01/2016 (A)(B)	4,000	4,000
Maryland State, Health & Higher Educational Facilities Authority, Ser D, RB
0.340%, 06/01/2016 (A)(B)	2,400	2,400
Montgomery County, Housing Opportunites Commission, Ser C, RB, GNMA/FNMA/FHLMC
0.370%, 06/07/2016 (A)(B)	4,770	4,770

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington Suburban Sanitary Commission, Ser A-2, BAN
0.370%, 06/01/2016 (B)	$8,000	$8,000

		51,850

Massachusetts — 0.7%
Clipper Tax-Exempt Certificate Trust, GO
0.440%, 06/02/2016 (B)	3,300	3,300
RBC Municipal Products Trust, Ser E38, RB
0.420%, 06/03/2016 (A)(B)(C)	3,600	3,600

		6,900

Michigan — 1.1%
University of Michigan, Ser B, RB
0.280%, 06/01/2016 (B)	11,335	11,335

Minnesota — 1.1%
Minnesota State, Housing Finance Agency, RB
0.400%, 06/03/2016 (B)	4,500	4,500
St. Paul, Housing & Redevelopment Authority, Health System Project, Ser C, RB
0.370%, 06/02/2016 (A)(B)	7,200	7,200

		11,700

Mississippi — 4.8%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser B, RB
0.330%, 06/01/2016 (B)	11,250	11,250
Mississippi State, Business Finance Commission, Chevron USA Project, Ser F, RB
0.370%, 06/03/2016 (B)	2,425	2,425
Mississippi State, Business Finance Commission, Chevron USA Project, Ser H, RB
0.330%, 06/01/2016 (B)	21,850	21,850
Mississippi State, Business Finance Commission, Chevron USA Project, Ser L, RB
0.330%, 06/01/2016 (B)	14,280	14,280

		49,805

Missouri — 1.6%
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.440%, 06/02/2016 (A)(B)	700	700
Missouri State, Health & Educational Facilities, RB
0.500%, 06/07/2016	13,000	13,000

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax Free Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. Charles County, Public Water District No. 2, Ser A, COP
0.390%, 06/06/2016 (A)(B)	$2,850	$2,850

		16,550

Nebraska — 0.6%
Nebraska State, Public Power District, RB
0.250%, 06/15/2016	6,710	6,710

Nevada — 7.5%
Clark County, Department of Aviation, Various Projects, Ser D, RB
0.390%, 06/01/2016 (A)(B)	4,100	4,100
Reno, Sales Tax Revenue Authority, Reno Transportation Project, RB
0.400%, 06/01/2016 (A)(B)	51,810	51,810
Tender Option Bond Trust Receipts, Ser 2015- F2033, GO
0.430%, 06/06/2016 (B)(C)	22,475	22,475

		78,385

New Hampshire — 2.5%
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.330%, 06/01/2016 (B)	26,000	26,000

New Jersey — 1.6%
Clipper Tax-Exempt Certificate Trust, RB
0.440%, 06/02/2016 (B)	11,320	11,320
Hudson County, Improvement Authority, RB
0.400%, 06/02/2016 (A)(B)	2,300	2,300
Livingston, BAN
1.500%, 06/10/2016	3,200	3,201

		16,821

New York — 15.6%
Bedford, Central School District, Building Improvements Project, BAN
1.000%, 07/15/2016	3,500	3,502
Cheektowaga, BAN
1.000%, 07/14/2016	7,118	7,124
Greece, Central School District, GO
1.250%, 06/24/2016	1,650	1,651
Kingston City, School District, Ser A, GO
1.500%, 06/16/2016	3,850	3,852
Liverpool, Central School District, BAN
1.250%, 07/07/2016	1,600	1,601
Longwood, Central School District, Suffolk County, BAN
2.000%, 06/17/2016	3,400	3,402
Metropolitan Transportation Authority, Sub-Ser E1, RB
0.330%, 06/01/2016 (A)(B)	8,500	8,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, Sub-Ser E-1, RB
0.330%, 06/01/2016 (A)(B)	$11,000	$11,000
Metropolitan Transportation Authority, Sub-Ser E5, RB
0.350%, 06/01/2016 (A)(B)	9,000	9,000
New York City, Municipal Finance Authority, Water Utility Improvement Project, Ser 2008-BB-3, RB
0.390%, 06/03/2016 (B)	15,000	15,000
New York City, Municipal Water Finance Authority, Ser B2, RB
0.390%, 06/02/2016 (B)	3,260	3,260
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.330%, 06/01/2016 (B)	17,000	17,000
0.370%, 06/02/2016 (A)(B)	5,700	5,700
New York City, Water & Sewer System Finance Authority, RB
0.340%, 06/01/2016 (B)	13,500	13,500
0.370%, 06/01/2016 (B)	13,400	13,400
New York State, Dormitory Authority, City University System Consolidated Fifth Project, Ser D, RB
0.370%, 06/02/2016 (A)(B)	7,600	7,600
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.410%, 06/02/2016 (A)(B)	1,675	1,675
New York State, Energy Research & Development Authority, Sub-Ser A-1, RB
0.400%, 06/02/2016 (A)(B)	5,000	5,000
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.370%, 06/01/2016 (B)	5,800	5,800
New York State, Housing Finance Agency, 8 E 102nd Street Project, Ser A, RB
0.390%, 07/04/2016 (A)(B)	8,150	8,150
Niagara Area, Development Authority, Niagara University Project, RB
0.420%, 06/01/2016 (A)(B)	2,000	2,000
Shenendehowa, Central School District, GO
1.500%, 06/24/2016	1,813	1,814
St. Lawrence County, Industrial Development Agency, United Helpers Independent Living Project, RB
0.420%, 06/01/2016 (A)(B)	1,725	1,725
Triborough Bridge & Tunnel Authority, Ser C, RB
0.400%, 06/01/2016 (A)(B)	5,725	5,725
White Plains, City School District, BAN
0.490%, 06/25/2016	5,580	5,580

		162,561

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax Free Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina — 1.6%
Mecklenburg County, Hospital Authority, Ser E, RB, AGM
0.370%, 06/01/2016 (A)(B)	$2,065	$2,065
North Carolina State, Capital Facilities Authority, Meredith College Project, Ser B, TECP
0.370%, 06/02/2016 (A)(B)	5,870	5,870
North Carolina State, Capital Facilities Finance Agency, Fayetteville University Project, RB
0.370%, 06/02/2016 (A)(B)	1,650	1,650
North Carolina State, Capital Facilities Finance Agency, Triangle Aquatic Center Project, RB
0.370%, 06/03/2016 (A)(B)	5,030	5,030
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.390%, 06/02/2016 (A)(B)	2,405	2,405

		17,020

Ohio — 4.0%
Allen County, Ser C, RB
0.370%, 06/01/2016 (A)(B)	8,625	8,625
Franklin County, Hospital Revenue Authority, Ohio Presbyterian Project, Ser C, RB
0.440%, 06/01/2016 (B)	2,000	2,000
Hamilton County, Bell Home Project, RB
0.430%, 06/02/2016 (A)(B)	1,275	1,275
Ohio State University, Ser B, RB
0.380%, 06/01/2016 (B)	20,365	20,365
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.390%, 06/02/2016 (A)(B)	2,000	2,000
Ohio State, Water Development Authority & Water Pollution Control Loan Fund, Ser A, RB
0.420%, 06/01/2016 (B)	7,500	7,500

		41,765

Oregon — 0.4%
Oregon State, Sewer System Revenue, Ser A, RB, NATL
5.000%, 06/15/2016 (D)	1,350	1,352
Umatilla Indian Reservation Confederated Tribes, RB
0.370%, 06/03/2016 (A)(B)	2,870	2,870

		4,222

Pennsylvania — 1.8%
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.450%, 06/07/2016 (A)(B)	1,155	1,155

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Delaware County, Industrial Development Authority, RB
0.370%, 06/01/2016 (B)	$3,000	$3,000
Emmaus General Authority, RB
0.400%, 06/06/2016 (A)(B)	7,800	7,800
Montgomery County, Industrial Development Authority, Girl Scouts Southeastern PA, RB
0.420%, 06/03/2016 (A)(B)	1,260	1,260
Pennsylvania State, Health Systems Authority, Geisinger Health Project, Ser A, RB
0.330%, 06/01/2016 (B)	5,200	5,200

		18,415

Rhode Island — 3.3%
Rhode Island State, Health & Educational Building Authority, Higher Education Project, Ser R, RB
0.370%, 06/02/2016 (B)	34,250	34,250

South Dakota — 0.6%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.400%, 06/02/2016 (B)	6,010	6,010

Tennessee — 3.2%
Eclipse Funding Trust, RB
0.400%, 06/02/2016 (A)(B)(C)	22,900	22,900
Nashville & Davidson County, Metropolitan Government, RB
0.480%, 06/06/2016	10,400	10,400

		33,300

Texas — 9.1%
Austin, Water & Wastewater System Revenue Authority, RB
0.410%, 06/03/2016 (A)(B)	2,365	2,365
Denton, Independent School District, Ser 2005-A, GO
0.400%, 06/02/2016 (B)	9,450	9,450
Houston, Utility System Revenue Authority, First Lien, RB
0.400%, 06/02/2016 (A)(B)	3,000	3,000
Lower Neches Valley, Industrial Development Authority, RB
0.320%, 06/01/2016 (B)	36,510	36,510
North Texas, Tollway Authority, Ser D, RB
0.400%, 06/01/2016 (A)(B)	32,000	32,000
Rockwall, Independent School District, School Building Project, RB, PSF-GTD
0.370%, 06/03/2016 (B)	7,800	7,800

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax Free Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas, Permanent University Fund, Ser A, RB
0.360%, 06/02/2016 (B)	$2,060	$2,060
University of Texas, Ser B, RB
0.380%, 06/02/2016 (B)	1,000	1,000

		94,185

Utah — 0.2%
Davis County, School District, Ser A, GO
2.000%, 06/01/2016	1,745	1,745

Vermont — 0.5%
Vermont State, Educational & Health Buildings Financing Agency, Ser A, RB
0.400%, 06/01/2016 (A)(B)	1,900	1,900
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.370%, 06/02/2016 (A)(B)	3,795	3,795

		5,695

Washington — 0.2%
Washington State, Ser R2012D, GO
5.000%, 07/01/2016	1,960	1,968

Multi-State — 0.5%
FHLMC, Multi-Family Variable Rate Demand Certificates, Ser M033, RB
0.420%, 06/04/2016 (B)	5,080	5,080

Total Municipal Bonds
(Cost $900,403) ($ Thousands)		900,403

Total Investments — 86.5%
(Cost $900,403) ($ Thousands) @		$900,403

Percentages are based on a Net Assets of $1,041,023 ($ Thousands).
(A)	Securities are held in connection with a letter of credit issued by a major bank.
(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect as of May 31, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2016, the value of these securities amounted to $69,620 ($ Thousands), representing 6.7% of the net assets of the Fund.
(D)	Security is escrowed to maturity.

AGM— Assured Guaranty Municipal

BAN— Bond Anticipation Note

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

TAN — Tax Allocation Note

TECP— Tax-Exempt Commercial Paper

@	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2016, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2016 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Institutional Tax Free Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 90.9%
Alabama — 1.6%
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser AR, RB
0.390%, 06/01/2016 (A)(B)	$13,500	$13,500

California — 2.6%
California State, GO
0.380%, 06/02/2016 (A)(B)	3,915	3,915
Irvine, Unified School District, Special Tax Revenue, RB
0.290%, 06/01/2016 (A)(B)	7,030	7,030
Los Angeles, Department of Water & Power, Sub-Ser A-3, RB
0.270%, 06/01/2016 (B)	3,800	3,800
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.390%, 06/02/2016 (B)	4,915	4,915
University of California, Ser AL1, RB
0.370%, 06/02/2016 (B)	800	800
University of California, Ser AL4, RB
0.360%, 06/02/2016 (B)	1,500	1,500

		21,960

Colorado — 0.5%
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.410%, 06/01/2016 (B)	4,320	4,320

Connecticut — 1.9%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.390%, 06/02/2016 (B)	4,200	4,200
Connecticut State, Health & Educational Facility Authority, Ser V-1, RB
0.240%, 06/01/2016 (B)	2,200	2,200
Connecticut State, Housing Finance Authority, Sub-Ser C3, RB
0.400%, 06/02/2016 (B)	5,800	5,800
Connecticut State, Housing Finance Authority, Sub-Ser E3, RB
0.400%, 06/07/2016 (B)	2,070	2,070
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.430%, 06/02/2016 (A)(B)	1,700	1,700

		15,970

Delaware — 1.2%
University of Delaware, RB
0.360%, 06/01/2016 (B)	10,320	10,320

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
District of Columbia — 1.7%
District of Columbia, American University Project, RB
0.400%, 06/07/2016 (A)(B)	$7,500	$7,500
Washington D.C., Airport Authority, RB
0.100%, 06/01/2016	6,800	6,800

		14,300

Florida — 2.3%
Florida State, Board of Education, Capital Outlay Project, Ser A, GO
5.000%, 06/01/2016	2,600	2,600
Orlando, Utilities Commission, Ser 1, RB
0.390%, 06/06/2016 (B)	9,065	9,065
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.520%, 06/02/2016 (A)(B)	4,675	4,675
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.410%, 06/02/2016 (A)(B)	2,975	2,975

		19,315

Georgia — 1.1%
Macon, Water Authority, Ser A, RB
0.420%, 06/02/2016 (B)	2,825	2,825
Paulding County, Hospital Authority, Ser B, RB
0.400%, 06/02/2016 (A)(B)	6,875	6,875

		9,700

Idaho — 1.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.470%, 06/02/2016 (A)(B)	1,145	1,145
Idaho State, TAN
2.000%, 06/30/2016	8,100	8,111

		9,256

Illinois — 1.7%
Illinois State, Development Finance Authority, Chicago Historical Society Project, RB
0.500%, 06/02/2016 (A)(B)	10,275	10,275
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.410%, 06/01/2016 (A)(B)	2,500	2,500
JPMorgan Chase PUTTERs/DRIVERs Trust, Special Tax Revenue, Ser 4048, RB
0.580%, 06/04/2016 (A)(B)(C)	2,085	2,085

		14,860

Indiana — 0.9%
Indiana State, Finance Authority, Depauw University Project, Ser A, RB
0.400%, 06/02/2016 (A)(B)	2,895	2,895

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Institutional Tax Free Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.390%, 06/01/2016 (A)(B)	$2,935	$2,935
Indiana State, Finance Authority, RB
0.390%, 06/01/2016 (A)(B)	2,100	2,100

		7,930

Kansas — 2.6%
Burlington, Environmental Improvement Revenue Authority, Power and Light Project, Ser A, RB
0.420%, 06/01/2016 (A)(B)	13,800	13,800
Kansas State, Department of Transportation, Ser C3, RB
0.370%, 06/06/2016 (B)	1,175	1,175
Kansas State, Development Finance Authority, Ser 2016-XM0189, RB
0.430%, 06/02/2016 (B)(C)	7,500	7,500

		22,475

Kentucky — 0.2%
Kentucky State, Rural Water Finance Authority, Ser D1, RB
1.250%, 07/01/2016	1,800	1,801

Louisiana — 1.2%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.390%, 06/01/2016 (A)(B)	10,000	10,000

Maryland — 1.1%
Maryland State, Economic Development Authority, Ser A, RB
0.380%, 06/01/2016 (B)	3,000	3,000
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins University Project, Ser A, RB
0.380%, 06/02/2016 (B)	4,970	4,970
Maryland State, Health & Higher Educational Facilities Authority, Ser A, RB
0.370%, 06/01/2016 (A)(B)	1,600	1,600

		9,570

Massachusetts — 2.8%
Clipper Tax-Exempt Certificate Trust, GO
0.440%, 06/02/2016 (B)	3,800	3,800
Massachusetts Development Finance Agency, RB
0.450%, 06/02/2016 (A)(B)	10,390	10,390
RBC Municipal Products Trust, Ser E38, RB
0.420%, 06/03/2016 (A)(B)(C)	9,285	9,285

		23,475

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan — 1.3%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser C, RB
0.380%, 06/01/2016 (A)(B)	$3,545	$3,545
University of Michigan, Ser A, RB
0.380%, 06/02/2016 (B)	7,475	7,475

		11,020

Minnesota — 0.5%
RBC Municipal Products Trust, Ser E19, RB
0.410%, 06/02/2016 (A)(B)(C)	4,600	4,600

Mississippi — 5.1%
Jackson County, Pollution Control Revenue Authority, Chevron USA Project, RB
0.330%, 06/01/2016 (B)	3,000	3,000
Mississippi State, Business Finance Commission, Chevron USA Project, Ser F, RB
0.330%, 06/01/2016 (B)	3,500	3,500
Mississippi State, Business Finance Commission, Chevron USA Project, Ser G, RB
0.330%, 06/01/2016 (B)	37,300	37,300

		43,800

Missouri — 2.1%
Kansas City, Ser E, RB
0.400%, 06/01/2016 (A)(B)	3,225	3,225
Missouri State, Health & Educational Facilities, RB
0.500%, 06/07/2016	12,000	12,000
St. Charles County, Public Water District No. 2, Ser A, COP
0.390%, 06/06/2016 (A)(B)	3,075	3,075

		18,300

Nebraska — 0.8%
Nebraska State, Public Power District, RB
0.250%, 06/15/2016	6,865	6,865

Nevada — 8.0%
Clark County, Department of Aviation, Various Projects, Ser D, RB
0.390%, 06/01/2016 (A)(B)	5,000	5,000
Reno, Sales Tax Revenue Authority, Reno Transportation Project, RB
0.400%, 06/01/2016 (A)(B)	46,790	46,790
Tender Option Bond Trust Receipts, Ser 2015- F2033, GO
0.430%, 06/06/2016 (B)(C)	16,440	16,440

		68,230

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Institutional Tax Free Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hampshire — 2.8%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, RB
0.380%, 06/01/2016 (B)	$10,650	$10,650
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.330%, 06/01/2016 (B)	10,030	10,030
New Hampshire State, Health & Education Facilities Authority, Tilton School Project, RB
0.370%, 06/02/2016 (A)(B)	3,225	3,225

		23,905

New Jersey — 2.1%
Clipper Tax-Exempt Certificate Trust, RB
0.440%, 06/02/2016 (B)	11,400	11,400
Hudson County, Improvement Authority, RB
0.400%, 06/02/2016 (A)(B)	2,700	2,700
Livingston, BAN
1.500%, 06/10/2016	3,400	3,401

		17,501

New York — 22.2%
Bedford, Central School District, Building Improvements Project, BAN
1.000%, 07/15/2016	3,800	3,802
Cheektowaga, BAN
1.000%, 07/14/2016	7,300	7,306
Greece, Central School District, GO
1.250%, 06/24/2016	1,800	1,801
Kingston City, School District, Ser A, GO
1.500%, 06/16/2016	4,082	4,084
Liverpool, Central School District, BAN
1.250%, 07/07/2016	1,900	1,901
Longwood, Central School District, Suffolk County, BAN
2.000%, 06/17/2016	3,600	3,603
Metropolitan Transportation Authority, Sub-Ser E3, RB
0.400%, 06/02/2016 (A)(B)	6,000	6,000
Metropolitan Transportation Authority, Sub- Ser, RB
0.370%, 06/14/2016 (A)(B)	7,500	7,500
New York City, Housing Development Authority, 1133 Manhattan Avenue Development Project, Ser A, RB, FHLMC
0.420%, 06/04/2016 (B)	7,000	7,000
New York City, Sub-Ser D-3-B, GO
0.330%, 06/01/2016 (A)(B)	5,100	5,100
New York City, Sub-Ser G, GO
0.330%, 06/01/2016 (A)(B)	12,655	12,655

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Sub-Ser, GO
0.330%, 06/01/2016 (A)(B)	$4,050	$4,050
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.330%, 06/01/2016 (B)	4,000	4,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.330%, 06/01/2016 (B)	22,650	22,650
0.370%, 06/02/2016 (A)(B)	2,000	2,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-4, RB
0.330%, 06/07/2016 (B)	4,800	4,800
New York City, Water & Sewer System Finance Authority, RB
0.330%, 06/01/2016 (B)	775	775
0.350%, 06/01/2016 (B)	11,000	11,000
New York City, Water & Sewer System, RB
0.330%, 06/01/2016 (B)	18,400	18,400
New York City, Water & Sewer System, Water Utility Improvement Project, Ser 2008- BB-3, RB
0.390%, 06/03/2016 (B)	10,000	10,000
New York State, Dormitory Authority, City University System Consolidated Fifth Project, Ser D, RB
0.370%, 06/02/2016 (A)(B)	4,800	4,800
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.370%, 06/01/2016 (B)	2,000	2,000
New York State, Housing Finance Agency, 625 W 57th Street Project, RB
0.370%, 06/01/2016 (A)(B)	5,600	5,600
New York State, Housing Finance Agency, 8 E 102 Street Project, Ser A, RB
0.380%, 06/01/2016 (A)(B)	8,350	8,350
New York State, Housing Finance Agency, Ser L, RB
0.390%, 06/01/2016 (A)(B)	3,335	3,335
Niagara Area, Development Authority, Niagara University Project, RB
0.420%, 06/01/2016 (A)(B)	2,705	2,705
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.410%, 06/02/2016 (A)(B)	2,500	2,500
Shenendehowa, Central School District, GO
1.500%, 06/24/2016	1,800	1,801
Syracuse, Industrial Development Agency, Ser A-2, RB
0.360%, 06/01/2016 (A)(B)	7,000	7,000

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Institutional Tax Free Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Triborough Bridge & Tunnel Authority, Ser C, RB
0.400%, 06/01/2016 (A)(B)	$6,675	$6,675
White Plains, City School District, BAN
0.490%, 06/25/2016	6,700	6,700

		189,893

North Carolina — 2.8%
Mecklenburg County, Hospital Authority, Ser E, RB, AGM
0.370%, 06/01/2016 (A)(B)	2,635	2,635
New Hanover County, GO
0.370%, 06/01/2016 (B)	4,690	4,690
North Carolina State, Capital Facilities Authority, Meredith College Project, Ser B, TECP
0.370%, 06/02/2016 (A)(B)	1,700	1,700
North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.400%, 06/01/2016 (A)(B)	10,000	10,000
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.390%, 06/02/2016 (A)(B)	4,475	4,475

		23,500

Ohio — 1.5%
Butler County, Health Care Facilities Revenue Authority, Colonial Senior Services Project, RB
0.430%, 06/02/2016 (A)(B)	2,550	2,550
Franklin County, Hospital Revenue Authority, Ohio Presbyterian Project, Ser C, RB
0.440%, 06/01/2016 (B)	2,150	2,150
Hamilton County, Health Care Facilities Authority, Childrens Home Project, RB
0.410%, 06/02/2016 (A)(B)	1,000	1,000
Ohio State, Water Development Authority & Water Pollution Control Loan Fund, Ser A, RB
0.420%, 06/01/2016 (B)	7,500	7,500

		13,200

Pennsylvania — 3.7%
Bucks County, Industrial Development Authority, Grand View Hospital Project, Ser A, RB
0.370%, 06/02/2016 (A)(B)	9,370	9,370
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.450%, 06/07/2016 (A)(B)	1,100	1,100
Emmaus, General Authority, Sub-Ser, RB
0.390%, 06/06/2016 (A)(B)	5,100	5,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Geisinger Authority, Health System, RB
0.310%, 06/06/2016 (B)	$4,750	$4,750
Pennsylvania State, Higher Educational Facilities Authority, RB, AGC
0.370%, 06/06/2016 (A)(B)	3,850	3,850
Pennsylvania State, Industrial Development Authority, Ser B2, RB
0.370%, 06/03/2016 (A)(B)	7,305	7,305

		31,475

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, Higher Education Project, Ser R, RB
0.370%, 06/02/2016 (B)	600	600

South Carolina — 1.2%
Columbia, Waterworks & Sewer System Project, RB
0.400%, 06/23/2016 (A)(B)	10,575	10,575

South Dakota — 1.0%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.400%, 06/02/2016 (B)	8,790	8,790

Tennessee — 2.2%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.420%, 06/01/2016 (A)(B)	4,770	4,770
Eclipse Funding Trust, RB
0.400%, 06/02/2016 (A)(B)(C)	4,120	4,120
Nashville & Davidson County, Metropolitan Government, RB
0.480%, 06/06/2016	9,600	9,600

		18,490

Texas — 6.3%
Austin, Water & Wastewater System Revenue Authority, RB
0.410%, 06/03/2016 (A)(B)	2,500	2,500
Denton, Independent School District, Ser 2005-A, GO
0.400%, 06/02/2016 (B)	9,450	9,450
Houston, Utility System Revenue Authority, First Lien, RB
0.400%, 06/02/2016 (A)(B)	6,800	6,800
Lower Neches Valley, Industrial Development Authority, RB
0.280%, 06/01/2016 (B)	29,450	29,450

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Institutional Tax Free Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tarrant County, Cultural Education Facilities Finance, Ser A, RB
0.350%, 06/01/2016 (A)(B)	$4,000	$4,000
University of Texas, Ser B, RB
0.380%, 06/02/2016 (B)	1,375	1,375

		53,575

Utah — 0.2%
Davis County, School District, Ser A, GO
2.000%, 06/01/2016	1,700	1,700

Vermont — 0.5%
Vermont State, Educational & Health Buildings Financing Agency, Ser A, RB
0.390%, 06/01/2016 (A)(B)	1,845	1,845
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.370%, 06/02/2016 (A)(B)	2,445	2,445

		4,290

Washington — 0.8%
Washington State, Housing Finance Commission, Panorama Project, RB
0.370%, 06/02/2016 (A)(B)	3,500	3,500
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.460%, 06/03/2016 (A)(B)	1,585	1,585
Washington State, Ser R2012D, GO
5.000%, 07/01/2016	2,100	2,108

		7,193

Wisconsin — 0.6%
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
0.410%, 06/07/2016 (B)	5,500	5,500

Multi-State — 0.6%
FHLMC, Multi-Family Variable Rate Demand Certificates, Ser M033, RB
0.420%, 06/04/2016 (B)	5,435	5,435

Total Municipal Bonds
(Cost $777,189) ($ Thousands)		777,189

Total Investments — 90.9%
(Cost $777,189) ($ Thousands) @		$777,189

Percentages are based on a Net Assets of $855,305 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.
(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect as of May 31, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2016, the value of these securities amounted to $44,030 ($ Thousands), representing 5.1% of the net assets of the Fund.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TECP — Tax-Exempt Commercial Paper

@	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2016, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2016 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.6%
Alabama — 0.7%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$817
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/2019	5,495	6,063
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/2021	1,000	1,152
University of Alabama, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,603

		10,635

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/2020 @ 100
5.250%, 04/01/2023	3,510	4,028

Arizona — 2.8%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 01/01/2019 @ 100
5.000%, 01/01/2025	2,295	2,533
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2035	3,000	3,663
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,978
Arizona State, Department of Transportation State, Highway Fund Revenue, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	6,222
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB Pre-Refunded @ 100
5.000%, 07/01/2018 (A)	1,820	1,978
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Pre-Refunded @ 100
5.000%, 01/01/2017 (A)	4,500	4,615
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/2043 (B)	3,690	4,106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2018	$2,000	$2,172
5.000%, 07/01/2023	2,510	3,090
Phoenix, Civic Improvement Authority, Junior Lien, RB, NATL Callable 07/01/2017 @ 100
5.000%, 07/01/2020	2,000	2,095
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/2020 @ 100
5.000%, 07/01/2026	3,500	4,002
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	735
5.000%, 07/01/2029	250	305
5.000%, 07/01/2030	500	607
5.000%, 07/01/2032	1,095	1,315
Pima County, Sewer System Authority, RB, AGM Callable 07/01/2020 @ 100
5.000%, 07/01/2023	2,000	2,308
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,588
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,140

		45,452

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,677
5.000%, 11/01/2034	1,210	1,444
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,909
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,812

		6,842

California — 13.2%
Alameda Corridor Transportation Authority, Sub-Ser B, RB Callable 10/01/2026 @ 100
5.000%, 10/01/2034	2,820	3,393

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bay Area, Toll Authority, RB
5.000%, 04/01/2022	$2,500	$3,022
Bay Area, Toll Authority, RB Pre-Refunded @ 100
5.000%, 04/01/2018 (A)	1,030	1,110
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,410	3,807
California State, Communities Development Authority, Statewide Regional Inland Center Project, RB Pre-Refunded @ 100
5.250%, 12/01/2017 (A)	2,215	2,366
California State, Department of Water Resources, Ser AS, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,910	2,389
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/2019	4,000	4,476
California State, Economic Recovery, Ser A, GO Pre-Refunded @ 100
5.000%, 07/01/2019 (A)	5,000	5,632
California State, GO Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	6,285
California State, GO Callable 04/01/2019 @ 100
5.500%, 04/01/2021	5,000	5,639
California State, GO Callable 09/01/2022 @ 100
5.000%, 09/01/2023	2,500	3,066
California State, GO
5.000%, 10/01/2018	3,000	3,289
5.000%, 11/01/2019	1,000	1,135
5.000%, 02/01/2020	2,000	2,284
5.000%, 09/01/2021	3,075	3,659
5.000%, 09/01/2022	625	761
5.000%, 10/01/2024	2,090	2,640
California State, GO Callable 10/01/2019 @ 100
5.250%, 10/01/2021	4,130	4,716
California State, GO Callable 10/01/2016 @ 100
6.250%, 10/01/2019	480	490
California State, GO Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	3,159
California State, GO Callable 09/01/2018 @ 100
5.000%, 09/01/2028	3,100	3,382

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO Callable 09/01/2021 @ 100
5.250%, 09/01/2028	$1,750	$2,097
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser A, RB Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	6,074
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser C, RB
5.000%, 07/01/2043 (B)	2,500	2,811
California State, Public Works Board, Judicial Council Project, Ser A, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,214
California State, Public Works Board, Judicial Council Project, Ser D, RB Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	5,074
California State, Public Works Board, Various Capital Projects, Ser H, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,498
California State, Public Works Board, Various Capital Projects, Ser I, RB Callable 11/01/2023 @ 100
5.000%, 11/01/2024	2,500	3,098
California State, Ser A, GO
5.000%, 07/01/2019 (C)	1,375	1,549
California State, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/2019 (A)	1,745	1,979
California State, Ser C, GO Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	6,214
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	715	783
California State, Statewide Communities Development Authority, RB
5.000%, 05/15/2022	1,000	1,187
California State, Statewide Communities Development Authority, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (D)	2,315	2,571
California State, Systemwide University Revenue Authority, Ser A, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2022	5,000	6,024

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2029	$915	$1,098
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 06/01/2018 @ 100
4.600%, 06/01/2023	3,500	3,729
Golden State, Tobacco Securitization Project, Ser A1, RB Callable 06/01/2017 @ 100
4.500%, 06/01/2027	6,435	6,485
Golden State, Tobacco Securitization, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,593
Imperial Irrigation District Electric System Revenue, Ser A, RB Callable 11/01/2018 @ 100
5.250%, 11/01/2019	185	204
5.250%, 11/01/2020	185	204
Imperial Irrigation District Electric System Revenue, Ser A, RB Pre-Refunded @ 100
5.250%, 11/01/2018 (A)	1,630	1,805
Imperial Irrigation District Electric System Revenue, Ser C, RB Callable 05/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,253
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	445
5.000%, 03/01/2022	625	750
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	1,008
5.000%, 05/15/2032	500	599
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,678
Los Angeles, Department of Airports, Sub-Ser A, AMT, RB Callable 05/15/2026 @ 100
5.000%, 05/15/2035	460	551
4.000%, 05/15/2034	925	1,012
4.000%, 05/15/2036	460	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/2020	$2,500	$2,897
5.000%, 07/01/2021	1,650	1,964
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB Callable 07/01/2020 @ 100
5.000%, 07/01/2025	2,500	2,906
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	3,057
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,180	1,389
Los Angeles, Wastewater System Revenue, Ser A, RB Callable 06/01/2020 @ 100
5.000%, 06/01/2022	2,025	2,348
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/2020	1,335	1,520
Northern California, Power Agency, Hydroelectric Project No. 1, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2028	1,845	2,200
Orange County, Transportation Authority, RB Callable 08/15/2023 @ 100
5.000%, 08/15/2025	1,000	1,223
Rancho Santiago, Community College District, GO Callable 09/01/2023 @ 100
5.000%, 09/01/2024	2,500	3,110
Sacramento County, Airport Systems Project, Ser D, RB Callable 07/01/2018 @ 100
5.500%, 07/01/2028	1,345	1,464
Sacramento, Water Authority, RB Callable 09/01/2023 @ 100
5.000%, 09/01/2026	1,395	1,721
San Diego County, Water Authority, Ser B, RB Callable 05/01/2021 @ 100
5.000%, 05/01/2028	2,500	2,926
San Diego, Public Facilities Financing Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 05/15/2019 (A)	3,500	3,921
San Francisco Bay Area, Rapid Transit District, Ser D, GO Callable 08/01/2025 @ 100
5.000%, 08/01/2031	4,985	6,218

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/2018	$1,000	$1,082
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 11/01/2019 @ 100
5.000%, 11/01/2026	2,500	2,842
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/2021 @ 100
5.000%, 11/01/2027	3,685	4,450
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/2019	1,000	1,112
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Pre-Refunded @ 100
5.000%, 07/01/2022 (A)	3,050	3,477
Southern California, Water District, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	6,318
Southern California, Water Replenishment District, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2028	320	403
5.000%, 08/01/2029	460	577
5.000%, 08/01/2030	460	574
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,473
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB Callable 01/01/2019 @ 100
5.250%, 01/01/2023	2,245	2,488
University of California, Ser AF, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2024	6,000	7,476
University of California, Ser Q, RB Callable 05/15/2017 @ 101
5.250%, 05/15/2023	180	190
University of California, Ser Q, RB Pre-Refunded @ 101
5.250%, 05/15/2017 (A)	3,820	4,027

		212,139

Colorado — 1.1%
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,854

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City and County, Airport Revenue Authority, Sub-Ser A, AMT, RB Callable 11/15/2023 @ 100
5.500%, 11/15/2027	$10,000	$12,006
Denver City and County, Airport Revenue Authority, Sub-Ser B, RB Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,453

		17,313

Connecticut — 0.6%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB Callable 07/01/2018 @ 100
5.000%, 07/01/2025	3,500	3,803
Connecticut State, Special Tax Revenue State, Ser A, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,406
Connecticut State, Special Tax Revenue, Ser A, RB Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	3,013

		9,222

Delaware — 0.2%
Delaware State, Transportation Authority, RB
5.000%, 07/01/2018	2,500	2,718

District of Columbia — 0.2%
Metropolitan Washington, Airports Authority, Ser A, AMT, RB Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,201

Florida — 5.9%
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,912
Capital Trust Agency, Tuscan Gardens Community, RB Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	1,280
Celebration Pointe, Community Development District No. 1, RB
4.750%, 05/01/2024	525	539
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
5.000%, 06/01/2021	5,000	5,846
Citizens Property Insurance, Secured High Risk Account, Ser A-1, RB
5.000%, 06/01/2019	2,775	3,089

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Citizens Property Insurance, Ser A1, RB Callable 12/01/2024 @ 100
5.000%, 06/01/2025	$16,000	$19,713
Florida Municipal Power Agency, RB Pre-Refunded @ 100
5.250%, 10/01/2021 (A)	4,675	5,137
Florida Municipal Power Agency, RB Callable 10/01/2018 @ 100
5.250%, 10/01/2021	825	907
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,734
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/2017	1,250	1,289
Florida State, Municipal Power Agency, All Requirements Power Project, RB Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,225
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Pre-Refunded @ 100
5.250%, 10/01/2019 (A)	3,475	3,944
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,837
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	9,227
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/2016	1,290	1,295
Jacksonville, Revenue Authority, RB Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	5,230
JEA, Electric System Revenue, Sub-Ser A, RB Callable 10/01/2023 @ 100
5.000%, 10/01/2025	1,500	1,848
5.000%, 10/01/2026	1,395	1,708
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/2018	2,500	2,743
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,203
Miami Beach, Redevelopment Agency, RB Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,974

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Educational Facilities Authority, Ser A, RB Callable 04/01/2025 @ 100
5.000%, 04/01/2030	$430	$516
5.000%, 04/01/2031	910	1,088
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/2017	2,000	2,070
Miami-Dade County, School Board Foundation, Ser B, RB Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,479
Miami-Dade County, Seaport Project, Ser A, RB Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,617
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/2019	3,000	3,427
Palm Beach County, Health Facilities Authority, Sinai Residences Boca Raton Project, RB
6.250%, 06/01/2023	415	443

		94,320

Georgia — 2.8%
Atlanta, Development Authority, Downtown Stadium Project, Ser A-1, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	3,115
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB Pre-Refunded @ 100
6.000%, 11/01/2019 (A)	6,950	8,119
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,701
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.767%, 01/01/2024 (B)	3,075	2,967
Georgia State, Ser A-1, GO
5.000%, 02/01/2024	5,000	6,304
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,902
Gwinnett County, School District, GO Pre-Refunded @ 100
5.000%, 02/01/2018 (A)	3,080	3,295

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Henry County, Hospital Authority, Henry Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	$1,650	$1,973
5.000%, 07/01/2027	1,390	1,650
Main Street Natural Gas, Ser A, RB
5.500%, 09/15/2028	1,915	2,431
Marietta, Development Authority, Life University Project, RB
Callable 06/15/2018 @ 100
6.250%, 06/15/2020	745	783
Municipal Electric Authority of Georgia, Sub- Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	2,500	3,106
Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,158
Richmond County, Board of Education, GO
5.000%, 10/01/2017	1,600	1,691

		45,195

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/2019 @ 100
5.375%, 12/01/2024	750	841

Hawaii — 0.5%
Hawaii State, Ser EH, RB
5.000%, 08/01/2020	4,500	5,209
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/2019 @ 100
5.000%, 07/01/2021	2,500	2,800

		8,009

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	575	648
4.000%, 04/01/2022	485	556
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	1,000	1,218
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	60	70

		2,492

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois — 6.4%
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	$2,000	$2,396
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,884
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,802
Chicago, Airport Authority, O’Hare International Airport, Third Lien, Ser B, RB
5.000%, 01/01/2017	2,500	2,562
Chicago, Park District, Ser C, GO Callable 01/01/2024 @ 100
5.000%, 01/01/2029	1,200	1,353
Chicago, Ser C, GO
5.000%, 01/01/2026	1,955	1,979
Chicago, Water Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,160
5.000%, 11/01/2034	1,500	1,712
Chicago, Water Revenue, Ser A, RB, AMBAC Callable 11/01/2016 @ 100
5.000%, 11/01/2032	5,500	5,592
City of Chicago Illinois Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,194
Illinois State, Development Authority, Memorial Group Inc. Project, RB Callable 11/01/2023 @ 100
7.125%, 11/01/2030	1,310	1,803
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,669
Illinois State, Finance Authority, Health Care System Project, Ser A, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,250
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,183
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,240

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2034	$2,000	$2,355
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,167
Illinois State, Municipal Electric Agency, Ser A, RB Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,946
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	3,080
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/22/2016 @ 100
6.250%, 06/01/2024	3,500	3,517
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/2021 @ 100
5.500%, 06/01/2023	12,325	14,444
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2023	2,095	2,619
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	3,163
Illinois State, Tax Revenue Authority, RB Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	3,017
Illinois State, Toll Highway Authority, Ser A, RB Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,527
Illinois State, Toll Highway Authority, Ser A, RB Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,422
Illinois State, Toll Highway Authority, Ser A1, RB Callable 01/01/2020 @ 100
5.000%, 01/01/2025	2,250	2,522
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 12/01/2018	2,500	2,746
Illinois State, Toll Highway Authority, Ser B, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,477
Northern Illinois University, Auxiliary Project, RB, AGM
5.000%, 04/01/2017	1,285	1,324

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Illinois, Ser A, RB Callable 04/01/2023 @ 100
5.000%, 04/01/2028	$3,210	$3,714
University of Illinois, Ser A, RB Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,397

		103,216

Indiana — 1.4%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,138
Indiana State, Finance Authority, Ser A, RB
5.000%, 12/01/2024	2,000	2,502
Indiana State, Finance Authority, Stadium Project, Ser A, RB Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,417
Indiana University, Student Fee Project, Ser S, RB Pre-Refunded @ 100
5.000%, 08/01/2018 (A)	2,000	2,179
Indianapolis Local Public Improvement Bond Bank, AMT, RB
5.000%, 01/01/2023	5,750	6,869
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM Callable 08/15/2020 @ 100
5.000%, 08/15/2023	3,315	3,811
Richmond, Hospital Authority, Reid Hospital Project, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,959

		22,875

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB Callable 08/01/2021 @ 100
5.000%, 08/01/2024	1,500	1,783

Kansas — 1.2%
Kansas State, Department of Transportation State, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2029	6,175	7,770
Kansas State, Department of Transportation, Ser B, RB
0.694%, 09/01/2019 (B)	1,750	1,739

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/2020	$2,500	$2,909
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,731
Wyandotte County, Kansas City Unified Government, RB Callable 09/01/2025 @ 100
5.000%, 09/01/2027	1,410	1,440
Wyandotte County, Kansas City Unified Government, Vacation Village Project, Ser B, RB
6.070%, 06/01/2021 (E)	400	303

		18,892

Kentucky — 0.5%
University of Kentucky, Ser D, RB
5.250%, 10/01/2018	7,250	7,986

Louisiana — 2.2%
East Baton Rouge, Sewerage Commission, Ser B, RB Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,227
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,182
5.000%, 07/15/2027	1,750	2,056
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGC Callable 06/01/2018 @ 100
6.750%, 06/01/2026	3,600	3,997
Louisiana State, Public Facilities Authority, Pellets Incorporated Project, AMT, RB
7.000%, 07/01/2024 (D)(F)	1,410	816
Louisiana State, Ser A, RB Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,494
5.000%, 06/15/2030	1,500	1,825
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2019	1,000	1,116
5.000%, 07/01/2022	1,000	1,198
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/2020 @ 100
5.500%, 05/15/2030	2,000	2,267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/2018 @ 100
5.500%, 05/15/2028	$8,500	$9,072
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,574
5.000%, 01/01/2032	2,100	2,459
5.000%, 01/01/2033	2,100	2,452

		35,735

Maryland — 2.0%
Maryland State, Economic Development Authority, Potomac Project, RB Callable 03/01/2019 @ 100
6.200%, 09/01/2022	1,335	1,517
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Callable 06/01/2020 @ 100
5.375%, 06/01/2025	2,820	3,066
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,366
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2033	1,340	1,570
5.000%, 07/01/2034	1,065	1,244
Maryland State, Ser 2, GO
5.000%, 08/01/2022	5,000	6,110
Montgomery County, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.000%, 07/01/2019 (A)	3,750	4,213
Montgomery County, Ser A, GO Callable 11/01/2024 @ 100
5.000%, 11/01/2028	1,625	2,037
Montgomery County, Ser A, GO
5.000%, 11/01/2023	7,000	8,767
Westminster, Lutheran Millers Grant Project, RB
4.875%, 07/01/2023	810	856
4.375%, 07/01/2021	825	854
3.875%, 07/01/2019	465	477

		32,077

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts — 3.2%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	$2,750	$3,289
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/2022 @ 100
5.000%, 05/01/2029	1,000	1,193
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/2018	3,075	3,261
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB Callable 08/15/2020 @ 100
5.000%, 08/15/2028	1,500	1,713
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,351
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/2020	2,765	3,136
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,703
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser R, RB Callable 06/01/2016 @ 100
0.250%, 11/01/2049 (B)	1,000	1,000
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	1,500	2,039
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,804
Massachusetts State, School Building Authority, Ser B, RB Callable 08/15/2022 @ 100
5.000%, 08/15/2028	1,110	1,344
5.000%, 08/15/2030	6,400	7,708
Massachusetts State, School Building Authority, Ser C, RB Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,710
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	2,125	2,562

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/2017	$3,000	$3,217
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,821
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,784
Massachusetts Water Resources Authority, Ser C, RB Callable 08/01/2026 @ 100
4.000%, 08/01/2036	3,270	3,670

		52,305

Michigan — 3.1%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/2017	1,200	1,270
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,174
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,917
Michigan State, Finance Authority, Government Loan Project, Ser A, RB
5.000%, 05/01/2020	5,000	5,653
Michigan State, Finance Authority, Hospital Oakwood Project, RB Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,838
Michigan State, Finance Authority, Hospital Sparrow Project, RB Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,283
Michigan State, Finance Authority, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	2,986
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/2017	1,000	1,032
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 01/01/2018 @ 100
5.000%, 01/01/2022	1,250	1,331
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/2018	3,400	3,695

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 07/01/2018 @ 100
5.000%, 07/01/2021	$7,000	$7,596
Michigan State, Ser A, GO
5.000%, 11/01/2019	2,000	2,266
University of Michigan, Ser D1, RB Callable 06/01/2016 @ 100
0.300%, 12/01/2024 (B)	2,120	2,120
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Junior Lien, AMT, RB, NATL Callable 12/01/2017 @ 100
5.000%, 12/01/2022	1,500	1,573
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/2016	2,500	2,548
Wayne County, Airport Authority, Ser D, RB Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,552
5.000%, 12/01/2031	1,800	2,141

		49,975

Minnesota — 2.2%
City of State, Cloud Minnesota, Ser A, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,366
5.000%, 05/01/2031	695	848
Minneapolis & Saint Paul, Allina Health Systems Project, Ser B2, RB Callable 06/01/2016 @ 100
0.320%, 11/15/2035 (B)(G)	2,000	2,000
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Pre-Refunded @ 100
6.375%, 11/15/2018 (A)	3,250	3,682
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	240
Minnesota State, Municipal Power Agency, Ser A, RB Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	432
5.000%, 10/01/2027	600	730
Minnesota State, Ser A, GO
5.000%, 08/01/2023	3,120	3,886
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,257
Minnesota State, Various Purposes, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,000	2,433

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	$5,000	$6,125
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/2030 (B)	1,575	1,690
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (B)	1,535	1,778
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/2017 (C)	4,240	4,460
University of Minnesota, Ser A, RB Callable 12/01/2020 @ 100
5.250%, 12/01/2028	1,370	1,617
University of Minnesota, Ser A, RB
5.000%, 12/01/2017	2,520	2,681

		36,225

Missouri — 3.1%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB Callable 09/01/2021 @ 100
5.000%, 09/01/2023	8,015	9,326
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,295	2,661
Missouri State, Environmental Improvement & Energy Resources Authority, RB
5.000%, 07/01/2017 (C)	20	21
Missouri State, Health & Educational Facilities Authority, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,240
4.000%, 11/15/2033	2,325	2,524
Missouri State, Health & Educational Facilities Authority, Ser A, RB Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,518
Missouri State, Health & Educational Facilities Authority, Ser A-1, RB Callable 06/01/2016 @ 100
0.350%, 10/01/2035 (B)(G)	3,590	3,590
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	4,101
Missouri State, Highway & Transportation Commission, Second Lien, RB Pre-Refunded @ 100
5.250%, 05/01/2017 (A)	3,490	3,636

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2029	$2,000	$2,398
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,207
5.000%, 01/01/2028	1,400	1,667
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	6,302
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB Callable 07/01/2019 @ 100
6.125%, 07/01/2024	2,515	2,851
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,800

		49,842

Nebraska — 0.8%
Nebraska State, Public Power District, Ser A, RB Callable 01/01/2022 @ 100
5.000%, 01/01/2029	2,000	2,358
Omaha, Public Power District, Ser B, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2027	4,015	4,671
Public Power Generation Agency, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,533

		13,562

Nevada — 0.4%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,943
Clark County, Airport Authority, Ser C, RB, AGM Callable 07/01/2019 @ 100
5.000%, 07/01/2023	2,800	3,124
Henderson, Local Improvement District No. T-18, SAB Callable 09/01/2016 @ 100
5.300%, 09/01/2035	1,410	1,234

		6,301

New Hampshire — 0.3%
New Hampshire State, Business Finance Authority, Ser A, RB, AMBAC
0.913%, 10/01/2033 (B)	6,040	5,572

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey — 3.5%
New Jersey State, Economic Development Authority, Balance Refunding School Project, RB
5.000%, 09/01/2018	$935	$994
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	3,755	4,128
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,332
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Callable 06/01/2020 @ 100
5.375%, 06/01/2025	1,450	1,627
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB Callable 03/01/2023 @ 100
5.000%, 03/01/2028	1,250	1,354
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB Callable 06/15/2019 @ 100
5.500%, 12/15/2029	3,020	3,315
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,295
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 09/01/2018 (C)	2,565	2,800
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,300
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB Callable 06/15/2025 @ 100
5.000%, 06/15/2026	3,020	3,314
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	1,017
New Jersey State, Ser N, GO, NATL
5.500%, 07/15/2018	5,000	5,443

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB Callable 06/01/2017 @ 100
4.500%, 06/01/2023	$2,235	$2,272
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,443
New Jersey State, Transportation Trust Fund Authority, Ser B, RB Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,642
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,647
Rutgers University, Ser J, RB Callable 05/01/2023 @ 100
5.000%, 05/01/2029	6,000	7,169

		57,092

New Mexico — 0.5%
New Mexico State, Hospital Equipment Loan Council, RB Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,373
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
0.914%, 02/01/2019 (B)	1,865	1,854
New Mexico State, Municipal Energy, Ser B, RB Callable 02/01/2019 @ 100
1.044%, 11/01/2039 (B)	5,000	4,960

		8,187

New York — 10.7%
Brooklyn, Local Development Authority, Barclays Center Project, RB Callable 01/15/2020 @ 100
6.500%, 07/15/2030	3,500	4,077
Jefferson County, Industrial Development Agency, Black River Project, AMT, RB
5.250%, 01/01/2024 (D)	160	158
Metropolitan New York, Transportation Authority, Ser B, RB Callable 05/15/2024 @ 100
5.000%, 11/15/2028	3,000	3,668
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	5,023
Metropolitan New York, Transportation Authority, Ser C, RB Callable 05/15/2018 @ 100
5.000%, 11/15/2027	1,850	1,995

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, Ser C, RB Pre-Refunded @ 100
6.500%, 11/15/2028 (A)	$2,135	$2,425
Metropolitan Transportation Authority, Ser C, RB Callable 11/15/2018 @ 100
6.500%, 11/15/2028	725	826
Nassau County, Local Economic Assistance Corp., Catholic Health Services of Long Island Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,178
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM Callable 12/01/2016 @ 100
5.000%, 12/01/2017	5,000	5,117
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB Callable 07/05/2016 @ 100
6.500%, 12/01/2028	3,500	3,530
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2020	5,000	5,744
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/2021 @ 100
6.500%, 04/01/2022	2,325	2,856
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/2019	2,750	3,042
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,273
New York City, Ser B, GO
5.000%, 08/01/2017	2,000	2,101
New York City, Ser C, GO Callable 06/01/2016 @ 100
0.370%, 10/01/2023 (B)(G)	1,300	1,300
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	5,266
5.000%, 08/01/2023	1,315	1,622
New York City, Ser E, GO Callable 08/01/2019 @ 100
5.000%, 08/01/2021	3,125	3,512
5.000%, 08/01/2022	2,000	2,246
New York City, Ser F, GO Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,958
New York City, Sub-Ser B1, GO Callable 09/01/2018 @ 100
5.250%, 09/01/2025	4,520	4,944

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Sub-Ser G-1, GO Callable 04/01/2022 @ 100
5.000%, 04/01/2023	$2,055	$2,464
New York City, Sub-Ser I, GO Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	3,136
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,457
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2023	2,500	2,912
5.000%, 02/01/2024	2,250	2,620
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,976
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	3,046
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Pre-Refunded @ 100
5.000%, 05/01/2017 (A)	1,865	1,938
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Callable 05/01/2017 @ 100
5.000%, 11/01/2018	950	988
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,551
New York City, Water & Sewer System, Ser DD, RB Callable 06/15/2024 @ 100
5.000%, 06/15/2029	1,500	1,853
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/2018	2,530	2,740
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	296
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB Callable 01/01/2022 @ 100
5.000%, 07/01/2023	610	734

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB Callable 05/01/2021 @ 100
5.000%, 05/01/2023	$2,135	$2,492
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/2018 @ 100
6.500%, 12/01/2021	2,500	2,772
New York State, Dormitory Authority, Ser 2015B-B, RB Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	6,241
New York State, Dormitory Authority, Ser A, RB Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	1,008
New York State, Dormitory Authority, Ser A, RB Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	3,142
New York State, Dormitory Authority, State University Project, RB Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,170
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/2022 @ 100
5.000%, 06/15/2024	3,000	3,655
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB Callable 06/15/2018 @ 100
5.000%, 06/15/2021	1,580	1,721
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (D)	3,335	3,722
New York State, Local Government Assistance, Sub-Ser A, RB
5.000%, 04/01/2018	5,000	5,394
New York State, Thruway Authority, Ser A, RB Callable 01/01/2026 @ 100
4.000%, 01/01/2038	1,000	1,090
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	9,355	10,422
New York State, Thruway Authority, Ser A, RB Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,917
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,552
New York State, Transportation Development, AMT, RB
5.000%, 01/01/2020	6,750	7,622

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/2019	$2,815	$3,133
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 03/15/2020	1,875	2,148
New York Transportation Development, AMT, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2041	2,535	2,858
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB Pre-Refunded @ 100
4.625%, 07/01/2019 (A)	1,000	1,110
Triborough Bridge & Tunnel Authority, Ser 2003B-2, RB Callable 06/03/2019 @ 100
0.644%, 01/01/2033 (B)	5,000	4,936
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/2019	1,500	1,680
Utility Debt Securitization Authority, RB Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,251

		172,608

North Carolina — 1.4%
North Carolina State, Capital Improvement Project, Ser C, RB Callable 05/01/2021 @ 100
5.000%, 05/01/2030	1,335	1,555
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB Callable 10/01/2016 @ 100
5.500%, 10/01/2031	2,360	2,380
North Carolina State, Ser A, GO Pre-Refunded @ 100
5.000%, 05/01/2022 (A)	850	979
North Carolina State, Ser A, GO Callable 05/01/2020 @ 100
5.000%, 05/01/2022	275	318
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	6,075
North Carolina State, Water & Sewer System Revenue, RB Callable 07/01/2025 @ 100
5.000%, 07/01/2026	5,000	6,386
Raleigh, Ser A, GO
5.000%, 09/01/2025	2,700	3,492

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of North Carolina at Chapel Hill, RB Pre-Refunded @ 100
5.000%, 12/01/2017 (A)	$1,650	$1,756

		22,941

Ohio — 2.0%
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,630
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,279
Kent State University, General Revenue Receipts, Ser B, RB, AGC Callable 05/01/2019 @ 100
5.000%, 05/01/2021	2,500	2,777
Montgomery County, Miami Valley Hospital Project, Ser A, RB Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,970
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/2018	1,580	1,671
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/2018	1,000	1,123
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB Callable 01/01/2018 @ 100
5.250%, 01/01/2019	3,710	3,985
Ohio State, Ser A, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2023	1,000	1,167
Ohio State, Sewerage Revenue, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2029	2,500	3,167
5.000%, 06/01/2030	2,200	2,770
Ohio State, Turnpike Commission, Infrastructure Project, RB Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	3,031
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB Pre-Refunded @ 100
5.000%, 12/01/2019 (A)	3,595	4,091

		31,661

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oklahoma — 0.1%
Tulsa, Airports Improvement Trust, AMT, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035 (B)	$1,285	$1,478

Oregon — 0.8%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB Pre-Refunded @ 100
5.250%, 04/01/2019 (A)	3,000	3,362
Oregon State, Property Tax, Ser J, GO Pre-Refunded @ 100
5.000%, 05/01/2025 (A)	2,210	2,611
5.000%, 05/01/2026 (A)	1,545	1,825
Oregon State, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	3,080
Tri-County, Metropolitan Transportation District of Oregon, RB Callable 09/01/2026 @ 100
2.750%, 09/01/2034	1,870	1,846

		12,724

Pennsylvania — 4.6%
Allegheny County, Port Authority, RB Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,549
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,545
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB Callable 11/01/2019 @ 100
5.250%, 11/01/2024	2,935	3,312
Butler County, Hospital Authority, Butler Health Systems Project, RB Pre-Refunded @ 100
7.125%, 07/01/2019 (A)	1,500	1,779
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/2017	3,000	3,156
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	806
5.000%, 07/01/2034	875	955
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Pre-Refunded @ 100
5.000%, 03/15/2021 (A)	2,510	2,595

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, RB
5.000%, 08/15/2026	$1,940	$2,442
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,137
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	2,019
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB Pre-Refunded @ 100
6.250%, 10/15/2019 (A)	1,800	2,044
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 07/01/2017 @ 100
5.000%, 01/01/2022	3,935	4,122
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 01/01/2018 @ 100
5.000%, 07/01/2021	2,960	3,152
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,706
Pennsylvania State, GO, AGM
5.375%, 07/01/2017	4,200	4,413
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Callable 05/01/2021 @ 100
5.250%, 05/01/2024	2,680	3,117
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/2019 (C)	3,120	3,522
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/2018	5,000	5,419
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/2018	1,785	1,907
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2017	1,000	1,061
Pennsylvania State, Turnpike Commission, Sub-Ser A-1, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	5,032

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania Turnpike Commission, Ser B, RB Callable 12/01/2025 @ 100
5.000%, 12/01/2033	$3,000	$3,586
Pennsylvania Turnpike Commission, Sub-Ser, RB Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,610
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,426
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/2019 @ 100
5.500%, 09/15/2022	2,000	2,251
5.000%, 09/15/2028	2,610	2,892

		73,555

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/2022	5,000	6,081
Tobacco Settlement Financing, Ser A, RB Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,035	3,387

		9,468

South Carolina — 1.4%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,761
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	3,054
Charleston, Ser D, GO
5.000%, 11/01/2025	3,745	4,856
South Carolina State, Public Service Authority, Ser A, RB Callable 06/01/2026 @ 100
5.000%, 12/01/2029	5,000	6,146
South Carolina State, Public Service Authority, Ser C, RB Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,669

		22,486

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, RB Callable 11/01/2025 @ 100
5.000%, 11/01/2027	$830	$1,008
5.000%, 11/01/2028	900	1,085

		2,093

Tennessee — 1.0%
Memphis, Electric Systems Revenue Authority, Sub-Ser, RB
5.000%, 12/01/2017	1,730	1,839
Memphis-Shelby County, Airport Authority, Ser D, RB Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	2,198
Metropolitan Government Nashville & Davidson County, Health & Educational Facs Bd, RB Callable 07/01/2026 @ 100
5.000%, 07/01/2031	270	326
5.000%, 07/01/2035	1,465	1,738
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2018	1,830	1,990
5.000%, 07/01/2020	1,100	1,272
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,700
Nashville & Davidson County, Metropolitan Government, Ser A, RB Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,471
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	1,650	1,986

		16,520

Texas — 11.5%
Aldine, Independent School District, School Building Project, GO Callable 02/15/2018 @ 100
5.000%, 02/15/2022	3,805	4,075
Brownsville, Utilities System Revenue, Ser A, RB Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	6,075
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,602

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Central Texas, Turnpike System, Sub-Ser C, RB Callable 08/15/2024 @ 100
5.000%, 08/15/2031	$2,500	$2,947
5.000%, 08/15/2033	6,500	7,619
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,269
Conroe, Independent School District, GO, PSF-GTD Callable 02/15/2020 @ 100
5.000%, 02/15/2026	2,085	2,380
Corpus Christi, Utility System Revenue, Refinance & Improvement Project, RB, AGM Callable 07/15/2016 @ 100
4.500%, 07/15/2023	135	136
Corpus Christi, Utility System Revenue, Refinance & Improvement Project, RB, AGM Pre-Refunded @ 100
4.500%, 07/15/2016 (A)	1,865	1,874
Dallas Independent School District, Ser B-6, GO, PSF-GTD
5.000%, 02/15/2036 (B)	2,725	3,244
Dallas, Convention Center Hotel Project, Ser A, RB Callable 01/01/2019 @ 100
5.250%, 01/01/2023	3,495	3,814
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB Callable 11/01/2016 @ 100
5.000%, 11/01/2023	300	306
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,766
Dickinson, Independent School District, GO, PSF-GTD Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,926
El Paso, Water & Sewer Revenue, RB Callable 03/01/2024 @ 100
5.000%, 03/01/2027	1,975	2,412
Harris County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2021	1,000	1,184
5.000%, 11/15/2022	1,050	1,264
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	3,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Harris County, Houston Sports Authority, Ser A, RB Callable 11/15/2024 @ 100
5.000%, 11/15/2029	$2,325	$2,782
5.000%, 11/15/2030	3,310	3,946
Harris County, Metropolitan Transit Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 11/01/2027 (A)	2,500	2,988
5.000%, 11/01/2029 (A)	3,160	3,777
Harris County, Ser A, GO Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,513
Houston, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 03/01/2028 (A)	4,915	5,297
Houston, Utility System Revenue Authority, First Lien, Ser B, RB Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	3,199
Houston, Utility System Revenue Authority, First Lien, Ser D, RB Callable 11/15/2021 @ 100
5.000%, 11/15/2029	3,000	3,552
Lower Colorado, River Authority, RB Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,189
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/2018	2,000	2,157
Lower Colorado, River Authority, Transmission Services Project, RB, BHAC Callable 05/15/2018 @ 100
5.000%, 05/15/2021	2,000	2,161
North East, Independent School District, School Building Project, Ser A, GO Pre-Refunded @ 100
5.000%, 08/01/2017 (A)	5,000	5,250
North Texas Tollway Authority, Ser A, RB Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,714
5.000%, 01/01/2033	995	1,200
5.000%, 01/01/2034	465	559
5.000%, 01/01/2035	370	443
5.000%, 01/01/2036	695	828
North Texas, Municipal Water District, RB
5.000%, 09/01/2022	5,000	6,075
North Texas, Tollway Authority, RB Callable 01/01/2018 @ 100
6.000%, 01/01/2024	30	32

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser A, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2031	$5,000	$5,943
5.000%, 01/01/2034	4,785	5,635
North Texas, Tollway Authority, Ser S, RB Pre-Refunded @ 100
6.000%, 01/01/2018 (A)	215	232
Plano Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,650
San Antonio, Public Service Board, RB
5.250%, 02/01/2024	6,000	7,614
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	1,500	1,838
Tarrant County, Cultural Education Facilities Finance, RB Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,842
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/2018	3,135	3,420
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/2019	2,500	2,846
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	5,292
5.000%, 04/01/2029	3,000	3,673
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	5,000	6,279
Texas State, Municipal Power Agency, RB, NATL
4.080%, 09/01/2016 (C)(E)	25	25
Texas State, Private Activity Bond Surface Transportation Corp., Senior Lien, AMT, RB Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	3,149
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser LBJ, RB Callable 06/30/2020 @ 100
7.500%, 06/30/2033	1,750	2,141
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser NTE, RB Callable 12/31/2019 @ 100
7.500%, 12/31/2031	2,220	2,676
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Pre-Refunded @ 100
5.000%, 04/01/2017 (A)	1,600	1,658

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Transportation Commission State, Highway Fund, RB
5.000%, 10/01/2026	$1,905	$2,466
Texas State, Water System Revenue, Junior Lien, Ser A, RB Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,241
Trinity River Authority LLC, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	9,682
University of Houston, Ser A, RB
5.000%, 02/15/2021	5,150	6,021
University of Texas, Ser B, RB Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,856
West Travis County, Public Utility Agency, RB Callable 08/15/2021 @ 100
5.000%, 08/15/2022	1,000	1,178

		185,912

Virginia — 1.0%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB Callable 05/01/2019 @ 100
5.000%, 05/01/2023	975	1,086
Fairfax County, Industrial Development Authority, Ser S, RB
5.000%, 05/15/2026	3,055	3,905
Fairfax County, Public Improvement Project, Ser A, GO, ST AID WITHHLDG
5.000%, 04/01/2018	1,630	1,756
5.000%, 10/01/2019	1,220	1,383
Fairfax County, Sewer Revenue, Ser A, RB Callable 07/15/2026 @ 100
5.000%, 07/15/2031	1,000	1,272
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/2017	2,000	2,059
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB Callable 02/01/2021 @ 100
5.000%, 02/01/2022	2,000	2,355
Virginia State, Ser B, GO Pre-Refunded @ 100
5.000%, 06/01/2018 (A)	2,000	2,167

		15,983

18	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington — 3.1%
Energy Northwest, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	$1,500	$1,844
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	5,060
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,952
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,758
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,186
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	2,685	3,169
Washington State, GO
5.000%, 07/01/2023	5,000	6,166
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/2025 @ 100
6.750%, 07/01/2035 (D)	355	376
6.500%, 07/01/2030 (D)	345	364
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	5,000	5,768
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/2017	2,500	2,617
Washington State, Ser 2015-A-1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	3,131
Washington State, Ser R-2015-C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	9,363
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,327
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/2019	3,000	3,366

		50,447

Wisconsin — 1.4%
Public Finance Authority, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	8,170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Public Finance Authority, Ser A, AMT, RB
5.000%, 01/01/2024	$1,395	$1,590
Wisconsin Health & Educational Facilities Authority, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,729
Wisconsin State, Health & Educational
Facilities Authority, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,343
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,976
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023	1,100	1,120
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	1,490	1,655
Wisconsin State, Public Finance Authority, AMT, RB
Callable 11/01/2024 @ 100
5.250%, 04/01/2030	2,095	2,323

		22,906

Total Municipal Bonds
(Cost $1,511,082) ($ Thousands)		1,604,814

	Shares

CASH EQUIVALENT — 0.4%
SEI Tax Exempt Trust, Institutional Tax Free
Fund, Cl A
0.050% **†	5,966,309	5,966

Total Cash Equivalent

(Cost $5,966) ($ Thousands)		5,966

Total Investments — 100.0%
(Cost $1,517,048) ($ Thousands) @		$1,610,780

Percentages are based on a Net Assets of $1,611,350 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2016.
†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2016.
(C)	Security is escrowed to maturity.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Intermediate-Term Municipal Fund (Concluded)

(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2016, the value of these securities amounted to $8,007 ($ Thousands), representing 0.5% of the net assets of the Fund.
(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(F)	Security is in default on interest payment.
(G)	Securities are held in connection with a letter of credit issued by a major bank.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BHAC— Berkshire Hathaway Assurance Corporation

Cl — Class

COP— Certificate of Participation

GO — General Obligation

LLC — Limited Liability Company

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

@	At May 31, 2016, the tax basis cost of the Fund’s investments was $1,517,048 ($ Thousands), and the unrealized appreciation and depreciation were $95,032 ($ Thousands) and $(1,300) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal Bonds	$–	$1,604,814	$–	$1,604,814
Cash Equivalent	5,966	–	–	5,966

Total Investments in Securities	$5,966	$1,604,814	$–	$1,610,780

Amounts designated as “—” are $0.

For the period ended May 31, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2016 ($ Thousands):

Security Description	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 5/31/2016	Dividend Income

SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A	$ 6,890	$ 265,287	$ (266,211)	$ 5,966	$ 1

20	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 102.8%
Alabama — 1.1%
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/2027 (A)	$4,090	$4,090
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/2027 (A)	865	865
Chatom, Industrial Development Board Revenue Authority, PowerSouth Energy Cooperative Project, Ser A, RB
Callable 11/15/2016 @ 100
0.875%, 11/15/2038 (A)	1,900	1,901
Chatom, Industrial Development Board Revenue Authority, RB
Callable 08/01/2016 @ 100
1.000%, 08/01/2037 (A)	6,000	5,999
East Alabama, Health Care Authority, Ser B, RB
5.500%, 09/01/2033 (A)	1,000	1,094
Jefferson County, Ser C, GO
Callable 12/03/2018 @ 102
4.900%, 04/01/2021	995	1,059
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
1.625%, 07/15/2034 (A)	2,000	2,019

		17,027

Arizona — 1.1%
Arizona State, COP
2.000%, 09/01/2016	500	502
Maricopa County, Industrial Development Authority, RB
Callable 10/01/2017 @ 100
1.000%, 04/01/2019 (A)	12,075	12,051
Maricopa County, Industrial Development Authority, Ser A, RB
5.000%, 07/01/2016	605	607
Maricopa County, Unified School District No. 41 Gilbert, GO, BAM
3.000%, 07/01/2018	585	609
Maricopa County, Unified School District No. 41 Gilbert, Ser A, GO, BAM
2.000%, 07/01/2018	1,060	1,081
Maricopa County, Unified School District No. 89-Dysart, GO, BAM
2.000%, 07/01/2016	1,000	1,001
2.000%, 07/01/2017	500	507
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.650%, 09/01/2045 (A)	1,000	1,000

		17,358

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California — 2.4%
Bay Area, Toll Authority, Ser B, RB
Callable 10/01/2017 @ 100
1.500%, 04/01/2047 (A)	$1,000	$1,008
California State, Communities Development Authority, RB, AGM
0.550%, 07/01/2040 (A)	4,500	4,500
California State, Communities Development Authority, Ser D, RB
0.550%, 07/01/2041	5,425	5,425
California State, Communities Development Authority, Ser E, RB, AGM
0.550%, 07/01/2040 (A)	2,000	2,000
California State, GO
Callable 06/01/2016 @ 100
4.000%, 12/01/2026 (A)	5,225	5,225
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser B, RB
Callable 06/01/2016 @ 100
0.280%, 07/01/2041 (A)(B)	4,300	4,300
California State, Infrastructure & Economic Development Bank, J. Paul Getty Trust, RB
Callable 01/03/2017 @ 100
0.680%, 04/01/2038 (A)	2,000	1,998
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.550%, 02/01/2019	1,850	1,861
California State, Ser B, GO
Callable 11/01/2016 @ 100
1.150%, 05/01/2017 (A)	1,700	1,703
California State, Ser C3, GO
Callable 07/01/2016 @ 100
0.380%, 05/01/2033 (A)(B)	2,000	2,000
Los Angeles County, Redevelopment Authority, Various Redevelopment Project Areas, Ser D, RB
5.000%, 09/01/2016	1,060	1,072
Sacramento, Redevelopment Agency Successor Agency, Sub-Ser A, RB
4.000%, 12/01/2018	2,000	2,146
3.000%, 12/01/2017	1,000	1,031
Sacramento, Redevelopment Agency Successor Agency, Sub-Ser B, RB
1.233%, 12/01/2016	755	756
South San Francisco, Unified School District, Ser D, BAN
1.607%, 05/15/2017 (C)	2,550	2,532

		37,557

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado — 1.1%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Building Project, RB
Callable 07/01/2016 @ 100
0.320%, 12/01/2035 (A)(B)	$3,000	$3,000
Colorado State, Educational & Cultural Facilities Authority, RB
3.000%, 08/15/2016	355	357
Colorado State, Health Facilities Authority, Catholic Health Services Project, Ser A, RB
5.000%, 07/01/2016	325	326
Colorado-Northern, Infrastructure General Improvement District, GO, AGM
4.000%, 12/01/2016	600	610
Denver City & County, Welton Project, RB
Callable 10/01/2016 @ 100
0.650%, 04/01/2017	2,000	1,996
Denver Colorado Airport System Revenue City & County, Ser C, RB, NATL
5.000%, 11/15/2016	575	586
E-470, Public Highway Authority, RB
Callable 03/01/2017 @ 100
1.580%, 09/01/2039 (A)	2,105	2,100
E-470, Public Highway Authority, Ser D1, RB, NATL
5.250%, 09/01/2016	500	505
Park Creek Metropolitan District, TA
4.000%, 12/01/2017	1,000	1,042
4.000%, 12/01/2019	350	380
2.000%, 12/01/2016	700	705
Regional Transportation District, Ser A, COP
5.000%, 06/01/2016	3,500	3,500
3.000%, 06/01/2016	1,600	1,600

		16,707

Connecticut — 2.9%
Bridgeport, Ser B, GO, AGM
4.000%, 10/01/2016	1,390	1,405
Connecticut State, Health & Educational Facility Authority, RB
1.550%, 11/15/2029 (A)	1,725	1,734
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser U1, RB
1.000%, 07/01/2033 (A)	17,500	17,505
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser X2, RB
0.900%, 07/01/2037 (A)	5,000	4,999

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
1.650%, 11/15/2017	$1,100	$1,105
Connecticut State, Ser A, GO
1.170%, 05/15/2017 (A)	3,000	3,008
Hartford, Ser A, GO
2.000%, 12/01/2016	1,555	1,563
New Britain, Valorem Property Tax, BAN
2.000%, 03/23/2017	10,000	10,095
New Britain, Valorem Property Tax, Ser A, GO, BAM
5.000%, 03/01/2018	1,000	1,069
New Haven, Valorem Property Tax, Ser B, GO
3.000%, 08/15/2016	2,820	2,833

		45,316

Delaware — 1.0%
Delaware State, Economic Development Authority, Various Gas Facilities, Ser C, RB
Callable 07/01/2016 @ 100
0.700%, 10/01/2028 (A)	13,450	13,450
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	884
4.000%, 06/01/2019	885	939

		15,273

District of Columbia — 0.1%
District of Columbia, Housing Finance Agency, Channing Phillips Project, RB
Callable 06/22/2016 @ 100
0.550%, 09/01/2017 (A)	2,000	1,999

Florida — 4.9%
Central Florida, Expressway Authority, Senior Lien, BAN
Callable 01/01/2018 @ 100
1.625%, 01/01/2019	26,000	26,214
Escambia County, Solid Waste Authority, Gulf Power Company Project, RB
1.400%, 04/01/2039 (A)	6,750	6,777
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	12,135	12,351
Florida State, Housing Finance, Phoenix Apartments Project, Ser A, RB
Callable 04/01/2017 @ 100
0.900%, 10/01/2017	1,900	1,899
Florida State, Housing Finance, Stevens Duval Apartments Project, Ser I, RB
Callable 06/22/2016 @ 100
0.550%, 09/01/2016	2,400	2,399

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Municipal Loan Council, 9-B Design Building Finance Project, RB
1.750%, 08/15/2016	$2,030	$2,034
Florida State, Municipal Loan Council, RB
4.000%, 05/01/2017	1,000	1,028
Hillsborough County, Industrial Development Authority, Lee Moffitt Cancer Center Project, Ser A, RB
5.000%, 07/01/2016	1,630	1,636
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
5.000%, 10/01/2016	435	441
Johns County, School Board, COP
5.000%, 07/01/2018	3,000	3,254
Lake County, School Board, Ser B, COP, AMBAC
Callable 06/01/2016 @ 100
5.000%, 06/01/2019	3,000	3,000
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
2.100%, 11/15/2016	1,240	1,243
Miami-Dade County, Seaport Department, Ser A, RB
Callable 06/01/2016 @ 100
0.400%, 10/01/2050 (A)(B)	5,000	5,000
Okeechobee County, Waste Disposal Authority, Waste Management Landfil Project, RB
2.250%, 07/01/2039 (A)	3,750	3,755
Sunrise, Public Facilities Revenue, Ser B, RB, NATL
0.870%, 10/01/2016 (C)(D)	4,040	4,032
Tender Option Bond Trust Receipts, Ser 2016-ZF0286, AMT, RB, AGC
Callable 10/01/2018 @ 100
0.500%, 10/01/2038 (A)(E)	5	5

		75,068

Georgia — 2.1%
Athens, Housing Authority, Pinewood Apartments Project, RB
Callable 06/22/2016 @ 100
0.600%, 10/01/2016	2,500	2,499
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/2029 (A)	8,200	8,323
Burke County, Development Authority, Plant Vogtle Project, RB
2.200%, 10/01/2032 (A)	2,000	2,047
1.800%, 10/01/2032 (A)	5,750	5,820
1.375%, 10/01/2032 (A)	1,300	1,303

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia State, Ser G, GO
Callable 06/07/2016 @ 100
0.800%, 12/01/2026 (A)	$3,000	$2,998
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/2049 (A)	2,500	2,517
Monroe County, Development Authority, Power Plant Project, RB
2.000%, 07/01/2025 (A)	4,805	4,895
Southeast Georgia, Consolidated Housing Authority, Cumberland Oaks Apartments Project, RB
0.630%, 03/01/2017	2,585	2,581

		32,983

Idaho — 0.1%
Idaho, Housing & Finance Association, Ser A, RB
Callable 06/02/2016 @ 100
0.630%, 01/01/2038 (A)(B)	2,000	2,000

Illinois — 7.7%
Bedford Park, RB
3.000%, 12/01/2017	485	493
3.000%, 12/01/2018	340	345
Bedford Park, Valorem Property Tax, Ser A, GO, AGM
3.000%, 12/15/2016	1,410	1,427
Bolingbrook, GO, AGM
3.000%, 01/01/2017	850	860
Chicago, Board of Education, Ser A, GO
Callable 09/01/2016 @ 100
4.400%, 03/01/2032 (A)	5,200	5,072
Chicago, Board of Education, Ser A2, GO
Callable 12/01/2016 @ 100
1.150%, 03/01/2035 (A)	3,000	2,785
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2019	1,000	1,094
Chicago, O’Hare International Airport, Ser B, RB
5.000%, 01/01/2019	3,060	3,362
Chicago, Park District, GO
4.000%, 01/01/2017	1,250	1,269
4.000%, 01/01/2018	1,000	1,037
Chicago, Park District, Ser B, GO
4.000%, 01/01/2017	1,120	1,137
4.000%, 01/01/2018	1,330	1,379
Chicago, Park District, Ser C, GO
4.000%, 01/01/2018	1,500	1,556
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,871

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Ser A, GO, AGM
Callable 07/05/2016 @ 100
5.000%, 01/01/2017	$270	$271
Chicago, Transit Authority, RB, AGC
5.000%, 06/01/2018	230	247
Chicago, Transit Authority, Ser A, RB, AMBAC
5.250%, 06/01/2016	4,875	4,875
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2019	825	889
5.000%, 01/01/2023	30	35
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2018	2,000	2,101
5.000%, 01/01/2019	1,750	1,887
5.000%, 01/01/2020	1,000	1,101
4.000%, 01/01/2017	1,390	1,411
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2016	570	580
5.000%, 11/01/2018	2,000	2,164
5.000%, 11/01/2019	3,250	3,596
4.000%, 11/01/2016	730	739
2.000%, 11/01/2017	2,350	2,374
Cook County, Community High School District No. 228 Bremen, Ser B, GO
5.000%, 12/01/2016	1,500	1,531
Cook County, High School District No. 205 Thornton Township, GO, AGC
5.500%, 12/01/2016	2,490	2,548
Cook County, Ser A, GO
5.000%, 11/15/2016	1,755	1,785
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.887%, 12/01/2017 (C)	3,250	3,167
Du Page Cook & Will Counties, Community College District No. 502, GO
Callable 06/01/2017 @ 100
5.000%, 06/01/2019	2,730	2,842
Illinois State, Finance Authority, Presbyterian Homes Project, Ser A, RB
1.250%, 05/01/2018	1,000	1,000
1.000%, 05/01/2017	1,000	1,000
Illinois State, Finance Authority, RB
4.750%, 11/01/2036 (A)	500	507
Illinois State, Finance Authority, Ser A, RB, AMBAC
Callable 06/01/2016 @ 100
4.300%, 06/01/2035 (A)	750	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO
5.000%, 01/01/2017	$19,200	$19,627
5.000%, 08/01/2017	2,280	2,376
4.000%, 02/01/2017	1,750	1,782
4.000%, 07/01/2018	1,000	1,047
3.000%, 02/01/2017	5,000	5,060
Illinois State, GO, AGM
Callable 07/05/2016 @ 100
5.000%, 09/01/2017	2,000	2,015
Illinois State, GO, AGM
5.000%, 01/01/2017	4,000	4,093
Illinois State, Housing Development Authority, Meadow View Apartments Project, Ser A, RB
Callable 01/01/2017 @ 100
1.200%, 11/01/2019 (A)	1,500	1,501
Joliet, Ser A, GO
3.000%, 12/15/2017	750	770
2.000%, 12/15/2016	805	810
Kane County, School District No. 129 West Aurora, GO, AGM
5.000%, 02/01/2017	5,105	5,244
5.000%, 02/01/2018	4,840	5,144
Lake County, Community Consolidated School District No. 50 Woodland, GO
4.000%, 01/01/2018	1,000	1,047
Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/2016	2,000	2,000
Schaumburg, Park District, Ser A, GO
4.000%, 12/01/2016	3,235	3,286
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/2016	1,350	1,369
Woodford Mclean Counties, Community Unit School Dist No. 11, GO, AGM
2.500%, 12/01/2016	500	504

		118,762

Indiana — 1.5%
Evansville Housing, Consolidated RAD Projects, Ser A, RB
0.900%, 06/01/2018 (A)	2,000	1,998
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
0.650%, 05/01/2028 (A)	500	500
Indiana State, Health Facility Financing Authority, Sub-Ser, RB Pre-Refunded @ 100
1.500%, 10/01/2027 (A)(F)	440	440
Indiana State, Health Facility Financing Authority, Sub-Ser, RB
1.500%, 10/01/2027 (A)	4,000	4,000
1.150%, 10/01/2026 (A)	3,000	3,003

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Housing & Community Development Authority, Ser 08A-2, RB, GNMA/FNMA/FHLMC
Callable 07/05/2016 @ 100
0.670%, 07/01/2039 (A)	$5,000	$5,000
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/2016	750	759
4.000%, 11/01/2017	365	378
Rockport, RB
1.750%, 06/01/2025 (A)	7,550	7,596

		23,674

Iowa — 1.1%
Buchanan County, People’s Memorial Hospital, RB
Callable 06/01/2018 @ 100
1.500%, 12/01/2018	2,750	2,741
Iowa State, Finance Authority, Shenandoah Medical Center Project, BAN
Callable 01/01/2018 @ 100
1.750%, 06/01/2018	4,000	4,008
Randall, Bethany Manor Project, BAN
Callable 07/05/2016 @ 100
1.250%, 08/01/2016	9,500	9,505

		16,254

Kansas — 0.7%
Olath, Health Facilities Revenue Authority, Olath Medical Center Project, Ser B, RB
Callable 07/05/2016 @ 100
2.000%, 09/01/2037 (A)	4,000	4,004
Wichita, Ser 276, AMT, GO
Callable 07/05/2016 @ 100
1.250%, 10/15/2016	7,035	7,037

		11,041

Kentucky — 5.2%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/2017	1,060	1,084
Hazard, Appalachian Regional Health Care Project, BAN
1.000%, 12/01/2016	3,000	3,004
Kentucky State, Asset Liability Commission, Ser A, RB, NATL
0.813%, 11/01/2017 (A)	680	679
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Sub-Ser, BAN
5.000%, 07/01/2017	5,750	5,979
3.000%, 07/01/2017	1,750	1,792

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kentucky State, Rural Water Finance, Ser D-1, RB
2.000%, 06/01/2017	$20,000	$20,234
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, RB
1.150%, 06/01/2033 (A)	3,750	3,750
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, Ser A, RB
1.650%, 10/01/2033 (A)	3,500	3,515
Pikeville, Educational Facilities Revenue Board, College Optometry Project, BAN
Callable 02/01/2017 @ 100
3.000%, 08/01/2017	4,000	4,037
Pikeville, Hospital Revenue Authority, Medical Center Project, BAN
2.000%, 03/01/2017	10,100	10,194
Trimble, Pollution Control, Louisville Gas and Electric Project, Ser A, RB
1.050%, 09/01/2026 (A)	10,750	10,742
Trimble, Pollution Control, Louisville Gas and Electric Project, AMT, RB
1.350%, 11/01/2027 (A)	15,000	15,015

		80,025

Louisiana — 0.5%
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser B1, RB
2.200%, 10/01/2040 (A)	4,000	4,043
Shreveport, Water & Sewer Revenue Authority, Ser A, RB, BAM
3.000%, 12/01/2016	3,490	3,529

		7,572

Maryland — 0.2%
Maryland State, Community Development Administration, Allendale Apartments Project, Ser I, RB
Callable 11/01/2016 @ 100
1.020%, 05/01/2017	3,200	3,197

Massachusetts — 3.0%
Brockton Area, Transit Authority, RAN
1.000%, 08/05/2016	2,750	2,751
Cape Cod, Regional Transit Authority, RAN
1.000%, 07/30/2016	5,000	5,002
Haverhill, BAN
2.000%, 06/01/2017	13,675	13,843
Massachusetts State, Development Finance Agency, Ser I, RB
5.000%, 07/01/2019	575	640

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care
Project, Ser G2, RB, AGM
0.550%, 07/01/2042 (A)	$4,000	$4,000
Massachusetts State, Health & Educational Facilities Authority, Ser E-2, RB
5.000%, 07/01/2016	4,365	4,381
Massachusetts State, Housing Finance Agency, Ser A, RB
Callable 06/22/2016 @ 100
0.650%, 12/01/2016	2,090	2,090
Massachusetts State, Housing Finance Agency, Ser E, RB
0.950%, 06/01/2016	1,300	1,300
Massachusetts State, Ser D-1, GO
Callable 06/22/2016 @ 100
0.600%, 08/01/2043 (A)	3,000	2,999
Massachusetts State, Ser D2, GO
Callable 02/01/2017 @ 100
0.700%, 08/01/2043 (A)	2,500	2,498
Southeastern Regional Transit Authority, RAN
1.000%, 08/26/2016	4,000	4,002
Springfield, GO
2.000%, 08/01/2016	2,000	2,005

		45,511

Michigan — 6.2%
Chelsea, School District, GO
4.000%, 05/01/2017	1,425	1,467
East Lansing, School District, GO
5.000%, 05/01/2017	650	675
5.000%, 05/01/2018	400	430
Forest Hills, Public Schools, GO
5.000%, 05/01/2018	2,000	2,155
5.000%, 05/01/2019	1,425	1,585
4.000%, 05/01/2017	2,150	2,215
Grand Rapids Public Schools, GO, AGM
5.000%, 05/01/2019	4,550	5,061
Hartland Consolidated Schools, Ser B, GO
1.830%, 05/01/2019	4,575	4,640
1.386%, 05/01/2018	4,500	4,533
1.015%, 05/01/2017	9,570	9,598
Lake Orion, Community School District, Ser B, GO
1.812%, 05/01/2019	6,580	6,671
1.523%, 05/01/2018	580	583
1.125%, 05/01/2017	1,260	1,262
L’Anse Creuse, Public Schools, GO
5.000%, 05/01/2018	725	780
Livonia, Public School District, GO, BAM
5.000%, 05/01/2018	850	915
4.000%, 05/01/2017	955	981

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/2018	$2,275	$2,460
Michigan State, Finance Authority, Senior Lien, Ser C6, RB
5.000%, 07/01/2016	2,500	2,508
Michigan State, Finance Authority, Ser E-1, RB
1.100%, 11/15/2046 (A)	2,000	1,994
Michigan State, Hospital Finance Authority, Ascension Health Project, RB
0.950%, 11/15/2033 (A)	12,000	11,975
Michigan State, Hospital Finance Authority, Ascension Health Project, Sub-Ser, RB
1.500%, 11/01/2027 (A)	2,000	2,003
Michigan State, Hospital Finance Authority, Sub-Ser, RB
Pre-Refunded @ 100
4.000%, 11/01/2027 (A)(F)	1,960	1,960
Reeths-Puffer Schools, Ser B, GO
1.552%, 05/01/2018	2,000	2,018
1.143%, 05/01/2017	1,800	1,806
Southgate Community, School District, GO, BAM
5.000%, 05/01/2017	1,000	1,039
Waterford, School District, GO
2.000%, 09/22/2016	15,000	15,046
Wayne County, Airport Authority, Detroit Metropolitan Airport Junior Lien, AMT, RB, NATL
5.000%, 12/01/2016	2,000	2,041
West Bloomfield, School District, GO
4.000%, 05/01/2018	1,725	1,820
Woodhaven-Brownstown School District, GO
4.000%, 05/01/2018	1,790	1,892
4.000%, 05/01/2019	2,140	2,313
3.000%, 05/01/2017	630	643

		95,069

Minnesota — 0.9%
Minnesota State, Higher Education Facilities Authority, St. Catherine Project, Ser Five-N2, RB
Callable 07/01/2016 @ 100
0.370%, 10/01/2032 (A)(B)	3,000	3,000
Minnesota State, Higher Education Facilities Authority, St. Olaf College Project, Ser 8G, RB
3.000%, 12/01/2016	1,035	1,047

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, Cathedral Hill Project, Ser A, RB
Callable 08/01/2016 @ 100
0.800%, 02/01/2017	$2,500	$2,499
Minnesota State, Housing Finance Agency, Ser A, RB
Callable 08/01/2017 @ 100
0.900%, 02/01/2018	2,400	2,392
Minnesota State, Housing Finance Agency, Ser A, AMT, RB
1.300%, 07/01/2019	500	498
Pipestone County, Medical Center Revenue Authority, BAN
Callable 11/01/2016 @ 100
0.850%, 05/01/2017	3,000	3,001
St. Paul, Housing & Redevelopment Authority, Ser A, RB, NATL
Callable 11/15/2017 @ 100
5.000%, 11/15/2020	1,410	1,496

		13,933

Mississippi — 1.1%
Jackson County, Port Facility Authority, Chevron USA Project, RB
Callable 07/01/2016 @ 100
0.340%, 06/01/2023 (A)	4,400	4,400
Mississippi State, Business Finance, Power Project, RB
1.625%, 12/01/2040 (A)	2,000	2,012
Mississippi State, Business Finance, Waste Management Project, RB
1.000%, 07/01/2017	5,885	5,887
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/2018	595	637
5.000%, 04/01/2019	1,650	1,820
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Health System Project, Ser A, RB
5.000%, 08/15/2016	2,000	2,016

		16,772

Missouri — 0.6%
Missouri State, Health & Educational Facilities Authority, RB
3.000%, 10/01/2016	315	317
Missouri State, Health & Educational Facilities Authority, Ser A-1, RB
Callable 06/01/2016 @ 100
0.320%, 10/01/2035 (A)(B)	700	700

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Northwest Missouri State University, Housing System Project, RB
1.250%, 06/01/2016	$1,425	$1,425
Springfield, Public Utility Revenue, RB
5.000%, 08/01/2016	5,000	5,038
St. Charles County, COP
5.000%, 02/01/2019	1,235	1,359

		8,839

Montana — 0.9%
Livingston, Livingston Health Care Project, RAN
1.000%, 12/01/2016	14,000	14,022

Nebraska — 0.1%
Central Plains Energy Project, RB
0.951%, 12/01/2017 (A)	600	598
Nebraska State, Public Power District, RB
4.000%, 01/01/2018	575	603

		1,201

Nevada — 0.3%
Clark County, Airport Revenue Authority, Ser 2016-XG0028, RB
0.700%, 01/01/2036 (A)(E)	1,650	1,650
Clark County, Department of Aviation, Ser A1, AMT, RB
5.000%, 07/01/2016	1,800	1,806
Humboldt County, Pollution Control, Sierra Pacific Power Project, Ser A, RB
1.250%, 10/01/2029 (A)	1,750	1,746

		5,202

New Hampshire — 0.0%
New Hampshire State, Health & Education Facilities Authority Act, Kendal at Hanover, RB
3.000%, 10/01/2018	400	416
2.000%, 10/01/2016	260	261

		677

New Jersey — 15.5%
Allamuchy Township, GO
1.000%, 10/14/2016	4,285	4,286
Barnegat Township, BAN
1.250%, 08/17/2016	1,190	1,190
1.000%, 09/23/2016	5,273	5,274
Barnegat Township, TAN
1.250%, 12/01/2016	4,500	4,503
Belmar, GO
2.000%, 02/10/2017	10,000	10,071
Berkeley Heights Township, BAN
1.000%, 10/07/2016	6,770	6,776

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bloomfield Township, Parking Authority, RB
1.500%, 11/04/2016	$3,140	$3,150
Brick Township, Ser B, GO
1.000%, 12/15/2016	1,615	1,616
Burlington County, Bridge Commission, Ser B, RAN
2.000%, 04/26/2017	3,000	3,031
Burlington County, Bridge Commission, Sub-Ser, RAN
2.000%, 12/01/2016	5,120	5,154
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2017	1,300	1,335
Camden County, Improvement Authority, Ser A, RB
4.000%, 09/01/2016	1,000	1,008
Carlstadt-East Rutherford, Board of Education, GAN
1.625%, 07/07/2016	1,000	1,001
Clark Township, GO
2.000%, 03/17/2017	4,200	4,230
East Brunswick Township, BAN
2.000%, 03/17/2017	3,583	3,615
1.000%, 01/13/2017	7,606	7,611
East Rutherford, BAN
1.500%, 03/16/2017	4,614	4,630
Ewing Township, BAN
1.000%, 07/15/2016	12,435	12,436
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/2016	1,555	1,583
Glassboro, Ser A, BAN
1.100%, 01/12/2017	7,444	7,452
Hackensack, GO
1.500%, 11/09/2016	2,639	2,648
Hudson County, GO
4.000%, 07/15/2016	1,145	1,150
Hudson County, Improvement Authority, Ser A-1, RAN
2.250%, 04/19/2017	4,600	4,655
Linden, GO
1.250%, 12/14/2016	13,378	13,403
Little Egg Harbor Township, Ser A, BAN
1.000%, 02/02/2017	7,944	7,947
Middletown Township, BAN
1.000%, 11/10/2016	8,801	8,808
Millstone Township, BAN
1.000%, 09/16/2016	3,658	3,660
1.000%, 02/16/2017	6,729	6,730
Mount Holly Township, School District, Ser A, GO
1.000%, 07/27/2016	3,000	3,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mount Holly Township, Ser A, BAN
1.250%, 11/15/2016	$5,000	$5,015
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/2016	1,750	1,752
New Jersey State, Economic Development Authority, RB
Callable 08/01/2016 @ 100
1.130%, 02/01/2017 (A)	2,000	1,988
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/01/2016	2,350	2,350
5.000%, 06/15/2017	1,915	1,991
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2016	2,050	2,090
New Jersey State, Housing & Mortgage Finance Agency, Downtown Plaza Apartments Project, Ser M, RB
Callable 06/22/2016 @ 100
0.650%, 08/01/2017 (A)	3,950	3,948
New Jersey State, Housing & Mortgage Finance Agency, Heritage Village Ocean Project, Ser G, RB
Callable 06/06/2016 @ 100
0.700%, 05/01/2017 (A)	1,500	1,500
New Jersey State, Housing & Mortgage Finance Agency, NCC Manor Project, Ser K, RB
Callable 08/01/2017 @ 100
1.050%, 02/01/2018 (A)	3,000	2,999
New Jersey State, Housing & Mortgage Finance Agency, Passaic Housing Authority Project, RB
Callable 01/15/2017 @ 100
1.000%, 01/15/2019 (A)	5,040	5,040
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 11/01/2017 @ 100
0.950%, 03/01/2018 (A)	3,000	2,997
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.250%, 05/01/2019	4,555	4,542
1.050%, 05/01/2018	6,560	6,546
1.000%, 11/01/2017	1,500	1,500
0.850%, 05/01/2017	5,000	4,995
0.550%, 11/01/2016	1,500	1,499
New Jersey State, Transportation Trust Fund Authority, RB, XLCA
5.000%, 12/15/2017	1,200	1,263

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser E, RB
Callable 07/05/2016 @ 100
1.020%, 01/01/2023 (A)	$3,000	$2,999
Newark, Housing Authority, South Ward Police Facility Project, RB, AGC
4.500%, 12/01/2018	315	329
Newark, Ser A, TAN
2.500%, 02/15/2017	2,000	2,011
Ocean Township, Board of Education, GO
2.000%, 03/01/2017	294	297
Pequannock Township, BAN
1.000%, 10/21/2016	7,625	7,630
Roselle, BAN
1.000%, 09/22/2016	5,607	5,608
South Orange Village Township, BAN
2.000%, 08/26/2016	3,530	3,539
Sussex County, Municipal Utilities Authority, BAN
2.000%, 12/01/2016	1,920	1,932
Trenton, GO, BAM
2.000%, 12/01/2016	1,000	1,005
West Orange Township, GO
2.000%, 04/13/2017	2,402	2,425
Winslow Township, Ser C, BAN
1.250%, 12/29/2016	2,945	2,949
Woodbury, Ser A, BAN
2.000%, 12/15/2016	7,300	7,343
Wood-Ridge School District, GO
1.000%, 11/04/2016	7,000	7,006

		239,042

New Mexico — 0.4%
Farmington Pollution Control, El Paso Electric Company Project, RB
1.875%, 06/01/2032 (A)	1,500	1,510
New Mexico State, Municipal Energy
Acquisition Authority, Sub-Ser B, RB
0.826%, 08/01/2017 (A)	5,000	5,004

		6,514

New York — 17.0%
Binghamton, City School District, Ser A, BAN
1.000%, 07/29/2016	4,000	4,002
Binghamton, Ser C, BAN
1.250%, 01/27/2017	5,063	5,070
Board of Cooperative Educational Services for the Sole Supervisory District, RAN
0.900%, 07/25/2016	24,000	24,003
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.000%, 11/01/2031 (A)	3,675	3,674

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chemung County, BAN
1.000%, 10/14/2016	$3,588	$3,592
East Hampton, Town Housing Authority, RAN
2.000%, 02/24/2017	2,500	2,517
Eaton Vance, Municipal Income Trust, AMT, RB
Callable 03/01/2017 @ 101
1.900%, 09/01/2019 (A)(E)	3,000	2,999
Evans, Ser A, BAN
1.500%, 06/09/2017	4,470	4,482
1.500%, 06/01/2039	8,430	8,754
Fulton City, School District, BAN
1.000%, 07/15/2016	4,250	4,252
Fulton City, School District, GO
1.000%, 06/30/2016	8,450	8,452
Geneseo, BAN
2.000%, 08/12/2016	1,183	1,185
Hamburg, Ser A, BAN
2.000%, 07/07/2016	3,525	3,529
Hempstead, GO
2.000%, 12/16/2016	2,000	2,011
Kingston, BAN
1.000%, 11/10/2016	5,987	5,994
Lawrence Union, Free School District, TAN
1.250%, 06/24/2016	8,800	8,801
Lockport, GO
1.000%, 12/14/2016	9,125	9,137
Long Beach, BAN
1.500%, 02/16/2017	2,000	2,005
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/2016 @ 100
5.000%, 12/01/2017	2,780	2,843
Marathon New York, Central School District, BAN
2.000%, 06/09/2017	8,475	8,561
Metropolitan New York, Transportation Authority, Sub-Ser D2, RB
Callable 05/15/2017 @ 100
0.760%, 11/15/2044 (A)	4,000	3,994
Metropolitan New York, Transportation Authority, Sub-Ser D2, RB
Callable 08/15/2019 @ 100
4.000%, 11/15/2034 (A)	3,000	3,259
Metropolitan New York, Transportation Authority, Sub-Ser G1, RB
Callable 05/01/2019 @ 100
0.606%, 11/01/2032 (A)	1,100	1,075
Mount Vernon City, School District, GO
1.000%, 08/19/2016	4,600	4,602
Nassau County, Ser A, TAN
2.000%, 09/15/2016	5,000	5,019
Nassau, Health Care, RAN
2.000%, 01/17/2017	2,000	2,009

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Paltz, Central School District, BAN
1.000%, 03/01/2017	$15,000	$15,009
New York City, Housing Development Authority, Ser B1B, RB
Callable 07/05/2016 @ 100
1.100%, 11/01/2016	3,655	3,656
New York City, Ser C4, GO, AGC
0.550%, 10/01/2027 (A)	350	350
New York City, Sub-Ser J, GO, AGM
0.700%, 06/01/2036 (A)	2,425	2,425
New York City, Sub-Ser, GO
Callable 06/01/2016 @ 100
0.420%, 06/01/2044 (A)(B)	4,000	4,000
New York City, Water & Sewer System, RB
Callable 06/15/2016 @ 100
0.550%, 06/15/2032 (A)	2,000	2,000
New York State, Dormitory Authority, Various St. Johns University Projects, Ser B-1, RB
Callable 06/01/2016 @ 100
0.410%, 07/01/2034 (A)(B)	1,100	1,100
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
0.850%, 10/01/2028 (A)	1,100	1,100
New York State, Environmental Facilities, Ser S, RB
2.750%, 07/01/2017	710	722
New York State, Housing Finance Agency, Ser B, RB, GNMA/FNMA/FHLMC
1.300%, 05/01/2020	10,000	9,933
1.100%, 05/01/2019	3,000	2,981
0.950%, 11/01/2018	7,900	7,853
Newburgh, BAN
1.000%, 07/22/2016	2,900	2,901
Oakfield, BAN
2.000%, 03/23/2017	3,763	3,788
Oyster Bay, Ser A, BAN
2.750%, 02/03/2017	4,000	4,020
Rockland County, Ser A, BAN
2.000%, 12/01/2016	500	503
Rockland County, Ser A, GO, AGM
5.000%, 03/01/2017	1,375	1,416
Saltaire, Ser A, BAN
2.000%, 11/17/2016	1,850	1,860
Schoharie County, BAN
1.000%, 11/11/2016	13,500	13,514
Schoharie County, Central School District, BAN
1.500%, 11/10/2016	1,745	1,750
Schoharie County, Ser A, BAN
1.000%, 02/10/2017	13,300	13,312

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Suffolk County, Ser I, TAN
2.000%, 09/30/2016	$2,000	$2,008
1.500%, 09/30/2016	1,500	1,505
Suffolk County, TAN
2.000%, 07/27/2016	9,700	9,717
2.000%, 03/24/2017	10,000	10,086
Tompkins County, Development, Cortland Community College, RB
5.000%, 07/01/2017	1,005	1,042
Troy, Capital Resource, Rensselaer Polytechnic Institute Project, RB
1.500%, 08/01/2016	1,000	1,001
West Chester County, Board of Cooperative Educational Services, RAN
1.000%, 06/30/2016	6,000	6,001

		261,374

North Carolina — 0.3%
Greensboro, Housing Authority, Claremont Courts Project, RB
Callable 11/01/2016 @ 100
0.950%, 11/01/2017 (A)	3,000	3,000
North Carolina State, Capital Facilities Finance Agency, Various Republic Services Projects, AMT, RB
0.750%, 06/01/2038 (A)	1,000	1,000

		4,000

North Dakota — 0.2%
Hazen, Sakakawea Medical Center Project, BAN
Callable 01/01/2017 @ 100
2.500%, 07/01/2017	2,000	2,004
Ward County, RB
5.250%, 07/01/2016	750	753

		2,757

Ohio — 3.8%
American Municipal Power, BAN
1.000%, 10/21/2016	4,500	4,503
American Municipal Power, Electrical Systems Improvement Newton Fall Project, BAN
1.100%, 06/24/2016	1,795	1,795
Cleveland, Department of Public Utilities Division of Water, Ser Z, RB
3.000%, 01/01/2017	6,000	6,084
Crawford County, Avita Health Sytem Project, RB
Callable 05/01/2017 @ 100
1.430%, 11/01/2017	12,325	12,320
Defiance, Sewage System, BAN
2.000%, 09/22/2016	1,145	1,149

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Franklin County, Poindexter Phase IIA Project, RB
Callable 04/01/2017 @ 100
1.100%, 12/01/2018 (A)	$2,000	$2,001
Hamilton County, Cincinnati Childrens Hospital Project, RB
5.000%, 05/15/2018	450	485
4.000%, 05/15/2017	785	810
Lancaster, Port Authority, RB
0.856%, 08/01/2018 (A)	1,335	1,330
0.706%, 02/01/2017 (A)	3,000	2,998
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/2016	625	630
3.000%, 11/15/2017	555	568
Marietta, BAN
1.500%, 05/12/2017	3,477	3,491
Ohio State, Air Quality Development Authority, Ser 2005B, RB
3.125%, 01/01/2034 (A)	4,000	4,024
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB
Callable 09/01/2018 @ 100
2.250%, 09/01/2033 (A)	1,500	1,528
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB
Callable 06/01/2016 @ 100
0.750%, 01/15/2033 (A)	2,500	2,500
Ohio State, Housing Finance Agency, Multi- Family Cutter Apartment Project, Ser A, RB
Callable 07/01/2016 @ 100
0.750%, 01/01/2017	1,200	1,200
Ohio State, Housing Finance Agency, Multi-Family Northland Village Apartment Project, RB
Callable 05/01/2017 @ 100
1.000%, 05/01/2019 (A)	3,000	2,998
Ohio State, Water Development Authority, Waste Management Project, RB
2.250%, 07/01/2021 (A)	3,450	3,454
Tipp City, Ser A, BAN
1.200%, 02/15/2017	3,000	3,007
Warrensville Heights, COP
2.500%, 12/14/2016	1,500	1,508

		58,383

Oklahoma — 1.8%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/2017	1,065	1,098

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cleveland County, Justice Authority, Detention Facility Project, RB
3.000%, 03/01/2017	$900	$914
Cushing, Educational Facilities Authority, Cushing Public Schools Project, RB
3.000%, 09/01/2016	1,000	1,006
Moore-Norman Technology Center, School District No. 17, GO
0.050%, 06/01/2018	6,400	6,276
0.050%, 06/01/2019	4,105	3,966
Tulsa Airports, Improvement Trust, Ser B, AMT, RB, BAM
4.000%, 06/01/2017	1,090	1,119
3.000%, 06/01/2016	700	700
Tulsa County, Independent School District No. 3 Broken Arrow, GO
3.000%, 04/01/2019	2,830	2,979
Tulsa County, Independent School District No. 4 Bixby, GO
2.000%, 05/01/2018	10,150	10,340

		28,398

Pennsylvania — 4.3%
Beaver County, Industrial Development Authority, Pollution Control, Ser B, RB
2.500%, 12/01/2041 (A)	1,000	1,007
Capital Region Water, Ser A, RB
5.000%, 07/15/2019	1,350	1,503
Chester County, Industrial Development Authority, University Student Housing Project, BAN
Callable 08/01/2016 @ 100
0.650%, 02/01/2017	2,000	1,998
Cumberland County, Municipal Authority, Diakon Lutheran Ministries Project, RB
4.000%, 01/01/2018	500	518
4.000%, 01/01/2019	535	565
3.000%, 01/01/2017	400	404
Downingtown Area, School District, GO
Callable 11/01/2018 @ 100
1.100%, 05/01/2030 (A)	2,000	1,999
East Hempﬁeld Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	459
3.000%, 12/01/2017	275	283
Hempﬁeld Area, School District, GO
4.000%, 10/15/2017	900	938
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
0.900%, 02/15/2027 (A)	13,000	12,986
0.900%, 09/01/2029 (A)	5,580	5,573

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Penn Hills, School District, GO, BAM
3.000%, 10/01/2016	$1,145	$1,151
3.000%, 10/01/2017	1,000	1,019
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
1.500%, 11/01/2021 (A)	3,000	3,014
Pennsylvania State, Economic Development Financing Authority, AMT, RB
0.900%, 06/01/2044 (A)	3,700	3,700
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/2016 @ 100
5.000%, 07/01/2022	5,000	5,104
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program Mount Aloyius Project, RB
1.250%, 11/01/2041 (A)	1,500	1,500
Pennsylvania State, Higher Educational Facilities Authority, RB
1.350%, 05/01/2034 (A)	2,500	2,498
1.000%, 05/01/2030 (A)	1,380	1,380
Pennsylvania State, Higher Educational Facilties Authority, AICUP Project, Ser I3, RB
1.200%, 11/01/2031 (A)	2,725	2,723
Pennsylvania State, Turnpike Commission, Ser B1, RB
Callable 06/01/2017 @ 100
0.850%, 12/01/2017 (A)	4,000	3,981
Philadelphia Gas Works, RB
4.000%, 08/01/2017	2,000	2,073
3.000%, 08/01/2016	1,060	1,064
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2017	525	543
Pittsburgh School District, Ser A, GO, AGM
5.500%, 09/01/2016	3,000	3,035
Upper Darby, GO, AGM
Callable 07/05/2016 @ 100
2.250%, 10/01/2017	310	310
Wilkes-Barre, GO, BAM
1.125%, 11/15/2016 (D)	2,310	2,316
Wilkes-Barre, GO, BAM
1.125%, 11/15/2016	575	576
York County, GO
Callable 12/01/2016 @ 100
0.610%, 06/01/2033 (A)	1,945	1,940

		66,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico — 0.4%
Puerto Rico Commonwealth, Highways & Transportation Authority, Ser Z, RB, AGM
6.250%, 07/01/2016	$975	$978
Puerto Rico Commonwealth, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Bristol-Myers Squibb Project, AMT, RB
Callable 06/01/2016 @ 100
0.670%, 12/01/2030 (A)	4,500	4,500

		5,478

Rhode Island — 1.2%
East Providence, TAN
1.500%, 07/28/2016	6,600	6,607
Rhode Island State, Health & Educational Building Authority, Providence College Project, RB
4.000%, 11/01/2017	500	521
2.000%, 11/01/2016	1,000	1,005
Rhode Island State, Health & Educational Building Authority, Public Schools Board Project, RB
4.000%, 05/15/2017	1,650	1,695
Rhode Island State, Health & Educational Building Authority, RB, AGM
3.000%, 05/15/2018	4,000	4,141
Rhode Island State, Housing & Mortgage Finance, RB
Callable 04/01/2018 @ 100
1.100%, 10/01/2045 (A)	2,000	1,998
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/2016	900	919
Tobacco Settlement Financing, Ser A, RB
3.000%, 06/01/2016	895	895

		17,781

South Carolina — 0.3%
SCAGO, Educational Facilities for Pickens School District, RB
5.000%, 12/01/2016	1,015	1,037
SCAGO, Educational Facilities for Sumter County, School 17, RB
5.000%, 12/01/2018	1,695	1,841
4.000%, 12/01/2017	1,130	1,176
Sumter Two School Facilities, RB, BAM
2.000%, 12/01/2016	1,000	1,006

		5,060

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group Project, Ser B, RB
3.000%, 11/01/2017	$500	$515
3.000%, 11/01/2018	500	525

		1,040

Tennessee — 0.2%
Tennessee State, Energy Acquisition Authority, Ser A, RB
5.000%, 09/01/2016	860	868
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/2018	2,000	2,128

		2,996

Texas — 8.9%
Alamito, Public Facilities, HACEP RAD Conversion Program Project, RB
Callable 04/01/2017 @ 100
1.000%, 10/01/2018 (A)	3,800	3,795
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
0.650%, 02/15/2039 (A)	6,000	6,000
Bryan City, Electric System Revenue, RB
4.000%, 07/01/2016	1,475	1,479
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.350%, 02/15/2038 (A)	10,000	10,057
Cypress-Fairbanks, Independent School District, Ser B2, GO, PSF-GTD
3.000%, 02/15/2040 (A)	3,300	3,383
Dallas, Independent School District, Ser B-3, GO, PSF-GTD
5.000%, 02/15/2036 (A)	5,000	5,524
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/2016	1,000	1,018
5.000%, 11/01/2017	2,000	2,117
Del Rio, GO, BAM
4.000%, 06/01/2017	980	1,009
4.000%, 06/01/2018	440	465
3.000%, 06/01/2016	845	845
Dickinson, Independent School District, GO, PSF-GTD
1.050%, 08/01/2037 (A)	2,000	2,001
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
0.660%, 08/01/2040 (A)	1,355	1,355

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Gulf Coast, Waste Disposal Authority, Bayport Area System Project, RB, AGM
4.000%, 10/01/2016	$400	$404
Harris County, Health Facilities Development, Christus Health Project, Ser A3, RB, AGM
0.550%, 07/01/2031 (A)	1,000	1,000
Harris County-Houston, Sports Authority, Ser C, RB
4.000%, 11/15/2017	545	568
3.000%, 11/15/2016	1,105	1,115
Houston, Independent School District, GO, PSF-GTD
1.700%, 06/01/2030 (A)	1,065	1,079
Houston, Independent School District, Ser A1, RB, PSF-GTD
3.000%, 06/01/2039 (A)	5,000	5,000
Houston, Independent School District, Ser A2, GO, PSF-GTD
4.000%, 06/01/2039 (A)	14,250	14,693
Houston, Independent School District, Ser B, GO, PSF-GTD
0.950%, 06/01/2035 (A)	1,400	1,401
Lamar, Consolidated Independent School District, Ser A, RB
2.000%, 08/15/2047	5,000	5,013
Love Field, Airport Modernization, Southwest Airlines Project, AMT, RB
5.000%, 11/01/2018	2,200	2,390
Lower Neches Valley Authority Industrial Development, Ser A, RB
Callable 06/01/2016 @ 100
0.340%, 11/01/2029 (A)	7,600	7,600
Mansfield, Independent School District, GO, PSF-GTD
1.750%, 08/01/2042 (A)	1,130	1,141
North East, Independent School District, Ser B, GO, PSF-GTD
2.000%, 08/01/2042 (A)	1,700	1,704
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2018	500	533
Northside, Independent School District, GO, PSF-GTD
1.650%, 08/01/2045 (A)	3,250	3,290
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB
Callable 06/01/2016 @ 100
0.500%, 04/01/2040 (A)	4,500	4,500
Round Rock, Independent School District, GO, PSF-GTD
1.500%, 08/01/2040 (A)	5,000	5,008

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Antonio, Energy Acquisition Public Facility, RB
5.250%, 08/01/2016	$1,850	$1,863
San Antonio, Public Service Board, Junior Lien, RB
2.000%, 12/01/2027 (A)	10,500	10,572
San Antonio, Public Service Board, Junior Lien, Ser B, RB
1.750%, 12/01/2027 (A)	3,000	3,037
San Antonio, Water System Revenue Authority, Junior Lien, RB
1.080%, 05/01/2043 (A)	3,150	3,150
Sienna, Plantation Levee Improvement District, GO, BAM
3.000%, 09/01/2016	500	503
Starr County, GO, AMBAC
Callable 07/05/2016 @ 100
4.000%, 08/15/2017	500	501
Tarrant County, Cultural Education Facilities Finance, Hendrick Medical Center Project, RB
4.000%, 09/01/2016	440	443
Tarrant County, Housing Finance, Reserve Quebec Apartments Project, RB
Callable 02/01/2018 @ 100
1.000%, 08/01/2018	2,900	2,890
Texas State, Department of Housing & Community Affairs, Chisolm Trace Cheyenne Village Apartment Project, RB
Callable 06/01/2017 @ 100
0.800%, 06/01/2018 (A)	6,750	6,750
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/2016	1,805	1,844
Texas State, Municipal Gas Acquisition & Supply II, RB
0.870%, 09/15/2017 (A)	505	503
Texas State, Public Finance Authority, RB
Callable 01/01/2017 @ 100
4.000%, 07/01/2017	3,000	3,062
Texas State, Various Water Financial Assistance, Ser S, GO
Pre-Refunded @ 100
2.000%, 08/01/2029 (A)(F)	2,665	2,665
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/2017	580	592
2.000%, 10/01/2016	575	576
Williamson County, GO
1.450%, 08/15/2034 (A)	2,000	2,014

		136,452

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Vermont — 0.1%
Burlington, Airport Revenue, Ser B, AMT, RB
3.500%, 07/01/2018	$1,795	$1,821

Virginia — 0.6%
American Municipal Power, Bedford Electric Systems Project, BAN
1.250%, 03/28/2017	4,385	4,391
Caroline County, Industrial Development Authority, BAN
Callable 07/05/2016 @ 100
4.000%, 08/01/2016	1,805	1,808
Fredericksburg, Economic Development Authority, Mary Washington Health Care Project, RB
Callable 08/01/2016 @ 100
2.300%, 08/01/2038 (A)	1,000	1,005
Henrico County, Economic Development Authority, Bon Secours Health Systems Project, RB
4.000%, 11/01/2016	1,250	1,268

		8,472

Washington — 0.2%
Energy Northwest, Wind Project, RB
5.000%, 07/01/2016	750	753
5.000%, 07/01/2017	750	784
Port of Seattle, AMT, RB
4.000%, 06/01/2016	500	500
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/2016	200	204
5.000%, 11/15/2017	500	530
5.000%, 11/15/2018	655	719

		3,490

Wisconsin — 0.7%
Edgerton, Ser B, RB
Callable 07/05/2016 @ 100
1.750%, 06/01/2017	2,000	2,001
Merrill Area, Public School District, Tax & Revenue Anticipation Project, RB
2.000%, 09/16/2016	3,000	3,010
Oak Creek, Ser C, GO
Callable 09/01/2017 @ 100
2.125%, 09/01/2018	1,500	1,521
Stratford, School District, BAN
2.000%, 08/09/2016	2,000	2,004
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
5.000%, 07/15/2016	400	402

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser B, RB
5.125%, 08/15/2027 (A)	$2,000	$2,018

		10,956

Total Municipal Bonds
(Cost $1,582,233) ($ Thousands)		1,583,213

	Shares

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.050% **†	277,501	278

Total Cash Equivalent

(Cost $278) ($ Thousands)		278

Total Investments — 102.8%
(Cost $1,582,511) ($ Thousands) @		$1,583,491

Percentages are based on a Net Assets of $1,541,093 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2016.
†	Investment in Affiliated Security.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2016.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(D)	Security is escrowed to maturity.
(E)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2016, the value of these securities amounted to $4,654 (000), representing 0.3% of the net assets of the Fund.
(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AICUP— Association of Independent Colleges & Universities of Pennsylvania

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAN— Bond Anticipation Note

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GAN — Grant Anticipation Note

GNMA — Government National Mortgage Association

GO — General Obligation

HACEP— Housing Authority of the City of EI Paso

LLC— Limited Liability Company

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RAD— Rental Assistance Demonstration Project

RAN— Revenue Anticipation Note

RB — Revenue Bond

SCAGO — South Carolina Association of Government Organizations

Ser — Series

TA — Tax Allocation

TAN — Tax Allocation Note

XLCA — XL Capital Assurance

@ At May 31, 2016, the tax basis cost of the Fund’s investments was $1,582,511 ($ Thousands), and the unrealized appreciation and depreciation were $2,215 ($ Thousands) and $(1,235) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,583,213	$–	$1,583,213
Cash Equivalent	278	–	–	278

Total Investments in Securities	$278	$1,583,213	$–	$1,583,491

Amounts designated as “—” are $0.

For the period ended May 31, 2016 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2016 ($ Thousands):

Security Description	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 5/31/2016	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A	$1,235	$522,959	$(523,916)	$278	$1

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.3%
California — 97.8%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$3,060	$3,576
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,740
5.000%, 10/01/2023	2,160	2,672
Burbank, Redevelopment Agency Successor Agency, RB, BAM
5.000%, 12/01/2023	625	774
California State, Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	586
5.000%, 10/01/2022	500	596
5.000%, 10/01/2023	500	603
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,000	3,349
California State, Department of Water Resources Power Supply Revenue, Ser H, RB
Callable 05/01/2018 @ 100
5.000%, 05/01/2022	845	911
California State, Department of Water Resources Power Supply Revenue, Ser H, RB
Pre-Refunded @ 100
5.000%, 05/01/2018 (A)	2,155	2,332
California State, Department of Water Resources Power Supply Revenue, Ser M, RB
5.000%, 05/01/2019	1,390	1,556
California State, Department of Water Resources Power Supply Revenue, Ser O, RB
5.000%, 05/01/2022	1,235	1,498
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/2018 (B)	260	283
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	369
5.000%, 10/01/2025	400	518
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/2020	505	570
4.000%, 10/01/2021	500	575

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2020	$225	$263
5.000%, 09/01/2021	325	390
5.000%, 09/01/2022	800	982
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	785	958
California State, Educational Facilities Authority, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	832
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/2023	830	1,004
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/2019	1,250	1,426
California State, GO
Callable 11/01/2020 @ 100
5.000%, 11/01/2024	1,650	1,932
California State, GO
5.250%, 02/01/2018	2,000	2,149
5.000%, 09/01/2026	2,000	2,576
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,444
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	478
5.000%, 06/01/2026	350	411
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,201
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	602
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/2019 (B)	560	597

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/2018 @ 100
5.250%, 08/15/2022	$3,600	$3,952
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,236
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	428
5.000%, 02/01/2024	500	621
California State, Municipal Finance Authority, Anaheim Electric Utility Project, RB
5.000%, 10/01/2021	1,000	1,197
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/2019	895	950
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Callable 05/15/2019 @ 100
5.500%, 05/15/2021	1,295	1,470
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,487
California State, Public Works Board, Ser B, RB
5.000%, 10/01/2020	1,000	1,162
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	1,500	1,900
California State, School Finance Authority, RB
5.000%, 08/01/2023 (C)	825	976
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,425
California State, University Revenue Systemwide, Ser A, RB
5.000%, 11/01/2022	1,000	1,227
California State, University Systemwide Project, Ser A, RB
5.000%, 11/01/2017	2,000	2,122
California State, University Systemwide Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 11/01/2021 (A)	2,000	2,253
California State, University Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/2016	1,235	1,258
California State, Various Purposes, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2023	5,000	6,041

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Various Purposes, GO
Callable 10/01/2019 @ 100
5.250%, 10/01/2022	$5,000	$5,709
California State, Various Purposes, GO
5.250%, 10/01/2022	3,000	3,702
5.000%, 10/01/2020	5,000	5,825
5.000%, 12/01/2023	2,295	2,862
California State, Various Purposes, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	5,000	6,271
California State, Various Purposes, GO
Callable 03/01/2020 @ 100
5.000%, 03/01/2022	1,000	1,147
California State, Various Purposes, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	6,599
California State, Wide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,191
California State, Wide Communities Development Authority, Buck Institute for Research on Aging, RB, AGM
5.000%, 11/15/2022	200	241
California State, Wide Communities Development Authority, Jewish Home Project, Ser S, RB
Callable 11/01/2016 @ 100
2.500%, 08/01/2020	2,250	2,263
California State, Wide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	500	605
California State, Wide Communities Development Authority, RB
5.000%, 05/15/2023	1,500	1,812
5.000%, 05/15/2024	1,445	1,772
Contra Costa, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 03/01/2020 (A)	3,015	3,460
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/2018	500	549
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	3,325	4,236
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/2023	845	999
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,825
East Bay, Municipal Utility District, Ser B, RB
5.000%, 06/01/2022	1,500	1,832
4.000%, 06/01/2021	1,500	1,714

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Eastern Municipal Water District, Sub-Ser A, RB
5.000%, 07/01/2026	$1,000	$1,294
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/2019	500	555
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2019	1,000	1,116
5.000%, 06/01/2021	1,000	1,181
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/2021	1,500	1,803
Grossmont Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,243
Imperial, Irrigation District Electric System Revenue Authority, Ser A, RB
5.000%, 11/01/2019	1,020	1,159
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	791
Jurupa, Public Financing Authority, Ser A, RB
5.000%, 09/01/2019	475	533
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2026	1,000	1,170
Long Beach, Community College District, Ser B, GO
Callable 08/01/2022 @ 100
5.000%, 08/01/2025	2,000	2,441
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/2020	2,000	2,305
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,261
Long Beach, Harbor Revenue, Ser C, AMT, RB, AMT
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,940
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/2021	520	598
5.000%, 05/15/2022	900	1,051
5.000%, 05/15/2023	700	826
Long Beach, Unified School District, Election 2008, Ser A, GO
Callable 08/01/2019 @ 100
5.250%, 08/01/2021	2,000	2,276
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/2020	3,500	4,059

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/2018	$1,500	$1,632
Los Angeles County, Public Works Financing Authority, Ser D, RB
5.000%, 12/01/2022	1,170	1,432
Los Angeles County, Redevelopment Authority, Bunker Hill Project, RB
5.000%, 12/01/2024	2,000	2,486
Los Angeles, Community College District, Ser A, GO
5.000%, 08/01/2022	1,000	1,222
Los Angeles, Community College District, Ser C, GO
5.000%, 08/01/2022	1,000	1,222
Los Angeles, Community Facilities District, RB
5.000%, 09/01/2021	1,050	1,230
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/2017	1,200	1,251
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2024	1,425	1,695
Los Angeles, Department of Airports, Ser D, AMT, RB
5.000%, 05/15/2023	4,000	4,879
Los Angeles, Department of Airports, Sub-Ser A, AMT, RB
5.000%, 05/15/2023	1,090	1,326
Los Angeles, Department of Airports, Sub-Ser C, RB
5.000%, 05/15/2022	1,080	1,307
5.000%, 05/15/2023	800	986
Los Angeles, Department of Revenue, Ser A, RB
5.000%, 08/01/2025	1,000	1,287
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,400	1,648
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2020	2,200	2,549
5.000%, 07/01/2022	250	305
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	750	918

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	$1,050	$1,305
5.000%, 07/01/2024	1,060	1,342
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,377
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/2023	2,000	2,485
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	3,040
Milpitas, Redevelopment Agency Successor Agency, Redevelopment Project, GO
5.000%, 09/01/2021	1,000	1,188
Newport Beach, Hoag Memorial Hospital Project, RB
Pre-Refunded @ 100
6.000%, 12/01/2021 (A)	3,000	3,756
Orange County, Redevelopment Agency Successor Agency, RB
5.000%, 09/01/2021	1,100	1,294
Orange County, Redevelopment Agency Successor Agency, RB, AGM
5.000%, 09/01/2023	525	641
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/2018	300	328
Palo Alto, Unified School District, GO, AGM
Callable 07/05/2016 @ 100
5.000%, 08/01/2016	1,195	1,200
Palomar, Community College District, GO
5.000%, 05/01/2023	750	929
Pittsburg Successor Agency Redevelopment Agency, Sub-Ser A, RB, AGM
5.000%, 09/01/2023	3,000	3,624
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	821
Poway, Redevelopment Agency Successor Agency, Paguay Redevelopment Project, Ser A, RB
5.000%, 06/15/2021	2,770	3,272
Riverside, Sewer Revenue, Ser A, RB
5.000%, 08/01/2022	1,500	1,812
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/2024	500	635
Sacramento, Redevelopment Agency Successor Agency, Sub-Ser A, RB, BAM
5.000%, 12/01/2024	1,000	1,242
Sacramento, Unified School District, GO
5.000%, 07/01/2021	1,125	1,334

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	$3,465	$4,210
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2024	2,000	2,427
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/2022	1,500	1,824
San Diego County, Sanford Burnham Medical, RB
5.000%, 11/01/2024	1,200	1,499
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,761
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/2021	1,395	1,654
San Diego County, Water Authority, Ser A, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2023	5,000	5,953
San Diego, Community College District, GO
5.000%, 08/01/2020	1,625	1,894
San Diego, Public Facilities Financing Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 05/15/2019 (A)	1,000	1,120
San Diego, Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 09/01/2022	700	851
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	644
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2025	2,000	2,407
5.000%, 04/01/2026	1,425	1,713
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/2022	2,000	2,449
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	1,250	1,547
San Francisco City & County, Public Utilities Commission, Ser A, RB
Callable 05/01/2020 @ 100
5.000%, 11/01/2020	1,075	1,249
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,210

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Redevelopment Agency, Ser B, TA
5.000%, 08/01/2022	$235	$283
San Francisco City & County, Redevelopment Agency, Ser S, TA
5.000%, 08/01/2023	425	524
San Francisco City & County, Redevelopment Agency, TA
5.000%, 08/01/2022	275	331
San Francisco City & County, Ser A, COP
5.000%, 10/01/2018	2,000	2,193
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,705
San Francisco City & County, Ser R1, GO
5.000%, 06/15/2018	810	881
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,573
San Marcos, Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 10/01/2021	750	893
Santa Clara County, Ser B, GO
5.000%, 08/01/2022	1,785	2,188
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/2021 @ 100
5.000%, 06/01/2023	1,000	1,194
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/2023 @ 100
5.000%, 08/01/2024	1,055	1,318
Sonoma County, Junior College District, GO
5.000%, 08/01/2021	2,100	2,502
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/2020	750	861
Sonoma-Marin, Area Rail Transit District, Ser A, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2023	725	875
South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A, RB
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	852
5.000%, 08/15/2024	1,000	1,169
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/2017	1,070	1,128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	$1,400	$1,808
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/2019	1,000	1,127
Southern California, Public Power Authority, Ser A, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	594
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,589
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	549
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,617
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	993
5.000%, 09/01/2023	1,000	1,200
Tustin, Unified School District, GO, BAM
5.000%, 09/01/2022	1,000	1,208
University of California, Ser AM, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,255
Upland, Community Redevelopment Agency, Project Tax Allocation, TA, AGM
4.000%, 09/01/2018	1,000	1,063

		293,559

Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Ser V-2, RB
Callable 06/01/2016 @ 100
0.250%, 07/01/2036 (D)	2,000	2,000

Massachusetts — 0.5%
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser R, RB
Callable 06/01/2016 @ 100
0.250%, 11/01/2049 (D)	1,550	1,550

New York — 0.3%
New York City, Ser C, GO
Callable 06/01/2016 @ 100
0.370%, 10/01/2023 (D)(E)	1,000	1,000

Total Municipal Bonds
(Cost $282,648) ($ Thousands)		298,109

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

California Municipal Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%
SEI Tax Exempt Trust, Institutional Tax Free
Fund, Cl A 0.050% **†	910,083	$910

Total Cash Equivalent

(Cost $910) ($ Thousands)		910

Total Investments — 99.6%
(Cost $283,558) ($ Thousands) @		$299,019

Percentages are based on a Net Assets of $300,223 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2016.

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2016, the value of these securities amounted to $976 (000), representing 0.3% of the net assets of the Fund.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2016.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

@	At May 31, 2016, the tax basis cost of the Fund’s investments was $283,558 ($ Thousands), and the unrealized appreciation and depreciation were $15,491 ($ Thousands) and $(30) ($Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$298,109	$–	$298,109
Cash Equivalent	910	–	–	910

Total Investments in Securities	$910	$298,109	$–	$299,019

Amounts designated as “—“ are $0.

For the period ended May 31, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2016 ($ Thousands):

Security Description	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 5/31/2016	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A	$4,207	$59,559	$(62,856)	$910	$—

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.4%
Guam — 0.5%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	$250	$265

Massachusetts — 97.6%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	1,000	1,264
Beverly, Municipal Purpose Loan, GO
Callable 01/15/2020 @ 100
5.000%, 01/15/2022	500	565
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	628
Boston, Ser A, GO
5.000%, 03/01/2023	1,000	1,237
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,185
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	597
Cambridge, Municipal Purpose Loan, GO
5.000%, 02/15/2021	500	589
Malden, Municipal Purpose Loan, GO
5.000%, 11/15/2021	1,000	1,197
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	673
5.000%, 07/01/2022	500	606
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	1,000	1,196
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	972
5.250%, 07/01/2021	800	957
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	615
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2021	1,000	1,194
Massachusetts State, Clean Water Trust, Tufts University Project, RB
5.000%, 02/01/2023	1,000	1,235
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/2022	1,000	1,204
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/2020 @ 100
5.000%, 05/01/2022	540	625

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	$200	$241
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/2017 @ 100
5.000%, 07/01/2019	250	262
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,242
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2022	500	568
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/2017 @ 100
5.000%, 09/01/2018	250	264
Massachusetts State, Development Finance Agency, Partners Health Care Project, RB
5.000%, 07/01/2023	1,045	1,290
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/2020	500	579
Massachusetts State, Development Finance Agency, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	500	617
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 09/01/2026	200	257
Massachusetts State, Development Finance Agency, Ser F, RB
5.000%, 08/15/2024	750	932
Massachusetts State, Development Finance Agency, Ser H-1, RB
5.000%, 07/01/2024	500	616
Massachusetts State, Development Finance Agency, Ser I, RB
5.000%, 07/01/2025	500	615
5.000%, 07/01/2026	500	620
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/2019	300	329

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	$400	$494
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/2017	250	257
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	469
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	558
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	570
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2019	500	540
5.000%, 01/01/2021	500	559
Massachusetts State, Federal Highway Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,209
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/2018 @ 100
5.250%, 11/15/2021	500	556
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/2019 @ 100
5.000%, 12/15/2024	500	574
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/2020	500	598
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/2022	250	313
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	680
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser J2, RB
5.000%, 07/01/2019	100	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/2017 @ 100
5.000%, 07/01/2018	$200	$209
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/2019 @ 100
6.000%, 07/01/2024	500	566
Massachusetts State, Highway Project, Ser A, RB
5.000%, 06/15/2021	1,000	1,184
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	500	583
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/2021	300	355
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	827
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	651
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2023	1,000	1,220
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/2021	1,000	1,190
5.000%, 05/15/2023	1,000	1,237
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/2021	210	251
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/2020	500	585
Massachusetts State, Ser B, GO
5.250%, 08/01/2022	500	617
5.250%, 08/01/2023	250	316
5.000%, 08/01/2023	500	622
Massachusetts State, Ser B, GO, AGM
5.250%, 08/01/2021	1,000	1,203
5.250%, 09/01/2021	500	603
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/2022	1,000	1,233
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,295
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/2020	750	894
Massachusetts State, Transportation Fund Revenue, Highway Project, RB
5.000%, 06/01/2020	275	318

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2023	$500	$621
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	630
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,262
Newton, Municipal Purpose Loan, GO
5.000%, 03/01/2022	465	563
Quincy, Municipal Purpose Loan, GO
5.000%, 06/01/2024	1,030	1,296
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/2022	1,000	1,222
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	636
Woods Hole, Marthas Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/2021	1,000	1,176
Worcester, GO
5.000%, 06/15/2024	500	627
Worcester, RB
Callable 11/01/2022 @ 100
5.000%, 11/01/2023	1,000	1,213

		58,665

Missouri — 0.3%
Missouri State, Health & Educational Facilities Authority, Ser A-1, RB
Callable 06/01/2016 @ 100
0.350%, 10/01/2035 (A)(B)	200	200

Total Municipal Bonds
(Cost $55,662) ($ Thousands)		59,130

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.050% **†	192,972	$193

Total Cash Equivalent

(Cost $193) ($ Thousands)		193

Total Investments — 98.7%
(Cost $55,855) ($ Thousands) @		$59,323

Percentages	are based on a Net Assets of $60,101 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2016.

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2016.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

@	At May 31, 2016, the tax basis cost of the Fund’s investments was $55,855 ($ Thousands), and the unrealized appreciation and depreciation were $3,479 ($ Thousands) and $(11) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$59,130	$—	$59,130
Cash Equivalent	193	—	—	193

Total Investments in Securities	$193	$59,130	$—	$59,323

Amounts designated as “—“ are $0.

For the period ended May 31, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2016 ($ Thousands):

Security Description	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 5/31/2016	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A	$1,756	$9,482	$(11,045)	$193	$—

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.8%
California — 0.5%
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser A, RB
Callable 06/01/2016 @ 100
0.260%, 09/01/2037 (A)(B)	$500	$500

Delaware — 1.1%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,236

New Jersey — 85.5%
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,332
Brick Township, General Improvement Project, GO
4.000%, 08/15/2019	1,230	1,342
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,389
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,208
Camden County, Improvement Authority, RB
5.000%, 01/15/2025	420	526
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	617
Carlstadt, School District, GO
5.000%, 05/01/2023	500	612
City of Bayonne New Jersey, GO, BAM
5.000%, 07/01/2024	825	1,000
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,305
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/2018	1,985	2,153
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,216
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,229
4.000%, 09/01/2018	460	490
Hudson County, Improvement Authority, RB
5.000%, 05/01/2026	500	626
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/2017 @ 100
5.000%, 12/01/2019	550	581

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	$500	$590
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/2018	700	747
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,290
Monmouth County, Improvement Authority, RB
5.000%, 10/01/2020	1,000	1,165
5.000%, 12/01/2025	450	577
Montgomery Township, Board of Education, GO
5.000%, 08/01/2018	800	873
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,369
4.000%, 11/15/2020	485	547
New Jersey State, Economic Development Authority, Balance Refunding Project, RB
5.000%, 12/15/2017	35	37
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2017	1,000	1,033
5.000%, 06/15/2018	1,500	1,587
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,123
5.000%, 06/15/2024	685	764
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,704
New Jersey State, Economic Development Authority, Refunding School Project, RB
5.000%, 12/15/2017 (C)	965	1,027
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100
5.250%, 09/01/2026	2,000	2,176
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/2020	1,500	1,629
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/2018	700	765

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	$1,000	$1,239
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/2017 @ 100
5.000%, 07/01/2018	1,620	1,689
New Jersey State, Educational Facilities Authority, Ser D, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/2018 (D)	2,000	2,171
New Jersey State, Educational Facilities Authority, Ser D, RB, AGM
Callable 07/01/2018 @ 100
5.000%, 07/01/2023	1,195	1,291
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,294
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	975	1,175
5.000%, 09/01/2023	1,000	1,244
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021 (C)	25	30
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/2021	1,000	1,212
5.000%, 09/01/2020	1,220	1,424
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/2024	1,000	1,190
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/2018	2,100	2,301
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,325
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2017 (D)	2,000	2,092
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,173

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/2020	$2,040	$2,317
New Jersey State, Health Care Facilities Financing Authority, RB
5.000%, 07/01/2023	1,000	1,206
New Jersey State, Health Care Facilities Financing Authority, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,240
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/05/2016 @ 100
5.000%, 07/01/2017	1,875	1,882
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,199
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 2015-1A, AMT, RB
5.000%, 12/01/2020	1,000	1,117
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	500	572
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/2021	1,000	1,134
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	500	596
5.000%, 07/01/2026	400	477
5.000%, 07/01/2027	500	595
New Jersey State, Ser A, COP
5.000%, 06/15/2018	1,250	1,323
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,468
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,821
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021 (C)	15	18

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project,
Ser A, RB, NATL
5.250%, 12/15/2021	$1,600	$1,823
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,251
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/2019 @ 100
5.000%, 01/01/2020	1,000	1,100
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	1,000	1,177
Ocean County, GO
4.000%, 08/01/2019	710	777
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	884
Passaic County, Improvement Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	663
Rutgers The State, University of New Jersey, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,259
Rutgers University, Ser F, RB Pre-Refunded @ 100
5.000%, 05/01/2021 (D)	1,040	1,161
5.000%, 05/01/2022 (D)	1,000	1,116
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,112
South Jersey, Transportation Authority LLC, Ser A, RB
5.000%, 11/01/2020	435	486
South Jersey, Transportation Authority LLC, Ser A-1, RB
4.000%, 11/01/2017	600	623
South Jersey, Transportation Authority LLC, Ser A-1, RB
4.000%, 11/01/2017 (C)	400	418
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	731
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	715
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	626

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Windsor-Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/2017	$635	$670

		93,036

New York — 10.2%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/2017 @ 100
5.000%, 08/15/2019	3,000	3,154
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,419
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,247
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,000	1,199
5.000%, 09/01/2023	1,000	1,218
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/2023	1,500	1,818

		11,055

Pennsylvania — 1.5%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/2018	1,500	1,642

Total Municipal Bonds
(Cost $103,328) ($ Thousands)		107,469

	Shares
CASH EQUIVALENT — 0.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.050% **†	712,117	712

Total Cash Equivalent

(Cost $712) ($ Thousands)		712

Total Investments — 99.5%
(Cost $104,040) ($ Thousands) @		$108,181

Percentages are based on a Net Assets of $108,759 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2016.

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2016.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

New Jersey Municipal Bond Fund (Concluded)

(C)	Security is escrowed to maturity.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

@	At May 31, 2016, the tax basis cost of the Fund’s investments was $104,040 ($ Thousands), and the unrealized appreciation and depreciation were $4,268 ($ Thousands) and $(127) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$107,469	$–	$107,469
Cash Equivalent	712	–	–	712

Total Investments in Securities	$712	$107,469	$–	$108,181

Amounts designated as “—“ are $0.

For the period ended May 31, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2016 ($ Thousands):

Security Description	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 5/31/2016	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A	$2,379	$15,876	$(17,543)	$712	$—

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.2%
Guam — 0.8%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/2018	$730	$773
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/2019 @ 100
5.375%, 12/01/2024	500	561

		1,334

New York — 98.4%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/2021	585	694
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/2017	1,000	1,024
Brookhaven, GO
5.000%, 05/01/2022	1,500	1,821
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	787
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	585
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	533
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,183
Build NYC Resource, Greater New York Project, RB
5.000%, 08/01/2022	200	234
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	289
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,335
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/2017	850	885
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2022	1,000	1,202
Erie County, Ser B, GO
5.000%, 06/01/2023	400	487
5.000%, 06/01/2024	1,200	1,484
Haverstraw-Stony Point, Central School District, GO
5.000%, 10/15/2022	325	397

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/2019 @ 100
5.250%, 07/01/2023	$1,500	$1,651
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2022	750	901
Long Island, Power Authority, Ser C, RB
Callable 05/01/2018 @ 100
1.187%, 05/01/2033 (A)	500	500
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,219
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2021	1,600	1,918
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
Callable 11/15/2017 @ 100
5.000%, 11/15/2018	1,000	1,061
Metropolitan New York, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.250%, 11/15/2020 (B)	500	574
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2020	1,000	1,161
5.000%, 11/15/2021	1,000	1,187
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,616
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,217
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,210
Metropolitan New York, Transportation Authority, Sub-Ser A1, RB
5.000%, 11/15/2021	1,000	1,187
Metropolitan New York, Transportation Authority, Sub-Ser A-1, RB
5.000%, 11/15/2024	2,280	2,842
Metropolitan New York, Transportation Authority, Sub-Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,256

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2019	$1,365	$1,521
5.000%, 05/01/2023	325	398
Monroe County, Industrial Development Authority, Ser B, RB
5.000%, 07/01/2021	1,035	1,222
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/2022	1,000	1,208
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	895
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	1,060
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,246
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,220
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,204
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,430
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,799
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,356
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,228
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,149
New York City, Ser A, GO
5.000%, 08/01/2021	1,905	2,258
5.000%, 08/01/2025	4,915	6,246
New York City, Ser A1, GO
5.000%, 10/01/2021	1,000	1,190
New York City, Ser B, GO
5.000%, 08/01/2021	1,000	1,185

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser C, GO
Callable 06/01/2016 @ 100
0.370%, 10/01/2023 (A)(C)	$900	$900
New York City, Ser C, GO
5.000%, 08/01/2025	1,250	1,589
New York City, Ser D, GO
Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,479
New York City, Ser E, GO
5.000%, 08/01/2019	2,000	2,249
5.000%, 08/01/2024	2,000	2,504
New York City, Ser F, GO
5.000%, 08/01/2021	1,000	1,185
New York City, Ser G, GO
5.000%, 08/01/2023	2,000	2,467
New York City, Ser G1, GO
5.000%, 04/01/2020	1,000	1,145
New York City, Ser I1, GO
Callable 04/01/2019 @ 100
5.000%, 04/01/2020	1,000	1,112
New York City, Ser J, GO
5.000%, 08/01/2022	500	605
New York City, Ser J1, GO
Callable 06/01/2016 @ 100
5.000%, 06/01/2017	300	300
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	1,000	1,094
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/2018 (D)	30	31
New York City, Transitional Finance Authority Building Aid Revenue, Ser S-1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,370
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,195
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/2019	1,650	1,872
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/2021	1,000	1,195
New York City, Transitional Finance Authority, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	624

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/2017	$1,000	$1,057
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/2019	500	557
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,214
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,287
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	615
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA
Callable 08/15/2019 @ 100
5.500%, 02/15/2024	1,150	1,316
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,233
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/2018	1,000	1,031
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	1,000	1,185
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB Pre-Refunded @ 100
5.500%, 07/01/2019 (B)	1,000	1,133
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/2018	795	858
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	1,000	1,240
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/2019	100	115
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,196
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2021	355	419
5.000%, 07/01/2024	1,000	1,244

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	$1,000	$1,150
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	293
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	1,000	1,226
5.000%, 07/01/2025	1,000	1,265
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2020	1,000	1,162
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	987
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,828
New York State, Dormitory Authority, Ser A, RB Pre-Refunded @ 100
5.250%, 02/15/2019 (B)	5	6
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2019 @ 100
5.250%, 02/15/2022	995	1,109
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2019	1,000	1,113
5.000%, 03/15/2020	1,000	1,148
5.000%, 12/15/2022	1,475	1,803
5.000%, 03/15/2023	750	926
5.000%, 03/15/2025	2,000	2,557
5.000%, 07/01/2026	1,100	1,402
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	557
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	2,061
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,365
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/2018	500	541
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	2,015	2,293

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Energy Research & Development Authority, Electric & Gas Project, Ser C, RB, NATL
1.256%, 04/01/2034 (A)	$1,000	$941
New York State, Energy Research & Development Authority, AMT, RB, AMBAC
1.090%, 12/01/2026 (A)	2,000	1,910
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,527
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/2020	1,100	1,269
5.000%, 06/15/2021	1,000	1,188
5.000%, 05/15/2024	1,445	1,825
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2024	2,500	2,965
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,218
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 08/15/2021	1,150	1,372
New York State, Environmental Facilities Authority, Revolving Funds, Sub-Ser, RB
5.000%, 06/15/2021	1,000	1,188
5.000%, 06/15/2024	1,500	1,897
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,616
New York State, Power Authority, Ser A, RB
5.000%, 11/15/2022	500	611
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
5.250%, 04/01/2018 (D)	100	108
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
Pre-Refunded @ 100
5.000%, 04/01/2020 (B)	455	499
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
5.250%, 04/01/2018	900	974
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
Callable 10/01/2018 @ 100
5.000%, 04/01/2020	545	598

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	$1,000	$1,114
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/2019	1,200	1,323
New York State, Transportation Development, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,495
New York State, Transportation Development, AMT, RB
5.000%, 01/01/2022	1,000	1,177
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/2019	1,460	1,625
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/2016	250	256
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	687
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2020	1,000	1,168
5.000%, 10/15/2024	475	606
Tobacco Settlement Financing, Ser B, RB
Callable 06/01/2016 @ 100
5.000%, 06/01/2020	500	500
Triborough Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2021	465	557
5.000%, 11/15/2023	1,500	1,873
Triborough Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2018	1,000	1,103
5.000%, 11/15/2019	1,000	1,137
5.000%, 11/15/2023	2,000	2,497
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	913
Utility Debt Securitization Authority, Ser TE, RB
Callable 12/15/2016 @ 100
5.000%, 12/15/2018	1,000	1,025
Westchester County, Ser A, GO
5.000%, 01/01/2023	1,000	1,231
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	643
Westchester County, Ser C, GO
5.000%, 11/01/2017	500	531

		173,830

Total Municipal Bonds
(Cost $167,417) ($ Thousands)		175,164

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

New York Municipal Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.050% **†	1,355,731	$1,356

Total Cash Equivalent

(Cost $1,356) ($ Thousands)		1,356

Total Investments — 100.0%
(Cost $168,773) ($ Thousands) @		$176,520

Percentages	are based on a Net Assets of $176,592 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2016.

†	Investment in Affiliated Security.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2016.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

FHA — Federal Housing Administration

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

@	At May 31, 2016, the tax basis cost of the Fund’s investments was $168,773 ($ Thousands), and the unrealized appreciation and depreciation were $7,792 ($ Thousands) and $(45) ($ Thousands) respectively.

The following is a list of the level of inputs used as of May 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$175,164	$—	$175,164
Cash Equivalent	1,356	—	—	1,356

Total Investments in Securities	$1,356	$175,164	$—	$176,520

Amounts designated as “—“ are $0.

For the period ended May 31, 2016 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2016 ($ Thousands):

Security Description	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 5/31/2016	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A	$1,072	$36,289	$(36,005)	$1,356	$—

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.7%
California — 0.3%
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser A, RB
Callable 06/01/2016 @ 100
0.260%, 09/01/2037 (A)(B)	$400	$400

Guam — 0.9%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/2019 @ 100
5.375%, 12/01/2024	1,000	1,122

Missouri — 1.1%
Missouri State, Health & Educational Facilities Authority, Ser A-1, RB
Callable 06/01/2016 @ 100
0.350%, 10/01/2035 (A)(B)	1,400	1,400

Pennsylvania — 96.7%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/2019	1,000	1,117
Allegheny County, Higher Education Building Authority, Duquesne University Project, Ser A, RB
5.000%, 03/01/2020	675	766
Allegheny County, Higher Education Building Authority, RB
5.000%, 03/01/2026	550	683
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/2018	1,000	1,080
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,275
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 06/01/2018	1,000	1,080
5.000%, 12/01/2019	500	566
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,167
Allegheny County, Ser C73, GO
5.000%, 12/01/2020	2,750	3,186
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/2021	1,000	1,166
Berks County, GO, AMBAC
5.850%, 11/15/2018	560	597
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bethel Park, School District, GO
Pre-Refunded @ 100
5.000%, 08/01/2022 (C)	$1,000	$1,126
Bethlehem, Water Revenue Authority, RB, BAM
5.000%, 11/15/2021	1,250	1,460
Bucks County, GO
5.000%, 05/01/2022	1,250	1,509
5.000%, 06/01/2022	425	515
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/2020	500	581
Bucks County, Water & Sewer Authority, Ser A, RB, AGM
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	315	386
Butler County, GO
5.000%, 07/15/2021	1,000	1,192
Canonsburg-Houston, Joint Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,617
Capital Region Water, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,204
Chester County, Ser C, GO
5.000%, 07/15/2019	1,000	1,125
Chester, Water Authority, RB
5.000%, 12/01/2021	500	597
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,179
Cumberland County, GO
5.000%, 05/01/2019	550	615
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,256
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	1,500	1,785
5.000%, 07/01/2025	1,000	1,188
East Hempfield Township Industrial Development Authority, RB
5.000%, 12/01/2025	645	789
Easton, Area School District, GO
5.000%, 04/01/2020	1,500	1,716
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/2018	1,000	1,071
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	977
Lancaster County, Hospital Authority, RB
5.000%, 08/15/2026	500	629

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/2019	$1,060	$1,203
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/2021	1,290	1,509
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,237
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,195
Montgomery County, GO
Pre-Refunded @ 100
5.000%, 12/15/2023 (C)	85	97
Montgomery County, Industrial Development Authority, Jefferson Health Systems
Project, Ser A, RB
5.000%, 10/01/2019	830	934
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/2023 (C)	35	40
Montgomery County, Ser C, GO
Callable 12/15/2019 @ 100
5.000%, 12/15/2023	880	997
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,236
Penn State University, Ser A, RB
Callable 03/01/2019 @ 100
5.000%, 03/01/2022	835	920
Pennridge, School District, Ser B, GO
Callable 02/15/2022 @ 100
5.000%, 02/15/2023	750	896
Pennridge, School District, Ser B, GO
5.000%, 02/15/2022	1,000	1,196
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,228
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/2019 @ 100
5.000%, 07/01/2020	1,525	1,717
Pennsylvania State, GO
Callable 06/15/2024 @ 100
5.000%, 06/15/2026	1,325	1,607
Pennsylvania State, GO
5.000%, 07/01/2021	1,500	1,744
Pennsylvania State, GO
Callable 11/15/2021 @ 100
5.000%, 11/15/2022	1,000	1,188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2021	$1,000	$1,144
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/2021	555	663
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/2019 @ 100
5.000%, 08/01/2019	1,000	1,111
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 08/15/2022	1,165	1,404
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/2019 @ 100
5.000%, 06/15/2020	1,500	1,672
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	595
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/2020 @ 100
5.000%, 03/01/2023	1,465	1,650
Pennsylvania State, Higher Educational Facilities Authority, University of Pennslyvania Health System Project, RB
5.000%, 08/15/2021	1,260	1,489
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/2019 (D)	3,125	3,527
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	575
5.000%, 11/01/2022	660	784
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,772
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/2018	1,000	1,084

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/2020	$1,000	$1,159
Pennsylvania State, Turnpike Commission, Motor License Fund, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2023	1,000	1,188
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2022	1,050	1,262
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2019 @ 100
5.000%, 12/01/2020	2,000	2,276
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	683
5.000%, 12/01/2025	600	750
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,557
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,201
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/2018	1,000	1,078
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	1,150	1,403
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/2018	1,325	1,435
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/2020 (D)	420	479
Philadelphia, Industrial Development Authority, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,245
Philadelphia, School District, Ser C, GO
5.000%, 09/01/2020	1,000	1,107
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
Callable 01/01/2019 @ 100
5.250%, 01/01/2025	1,000	1,099
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 07/01/2018	500	542
5.000%, 01/01/2023	1,225	1,482
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/2018	1,000	1,083

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/2018	$400	$435
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,258
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,287
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/2018	1,740	1,890
Pittsburgh, Water & Sewer Authority, 1st Lien, Ser A, RB, AGM
5.000%, 09/01/2019	1,000	1,126
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,220
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,212
Quaker Valley, School District, GO
5.000%, 10/01/2019	500	562
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,765
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,590
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	500
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,215
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/2019	500	564
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/2019 @ 100
5.250%, 09/15/2023	1,000	1,139
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/2019 @ 100
5.500%, 09/15/2022	500	563
Warwick, School District, GO
5.000%, 02/15/2021	750	876
West Chester, Area School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,237
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,157

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/2022	$250	$304
West York, Area School District, GO
5.000%, 04/01/2022	1,150	1,367
Westmoreland County, Ser A, GO
5.000%, 12/01/2021	1,160	1,382
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100
5.000%, 12/01/2023	1,000	1,223
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,216

		120,985

Puerto Rico — 0.7%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/2019 (D)	820	921

Total Municipal Bonds
(Cost $118,911) ($ Thousands)		124,828

	Shares

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.050% **†	95,211	95

Total Cash Equivalent

(Cost $95) ($ Thousands)		95

Total Investments — 99.8%
(Cost $119,006) ($ Thousands) @		$124,923

Percentages are based on a Net Assets of $125,185 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of May 31, 2016.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2016.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date. (D) Security is escrowed to maturity.

@	At May 31, 2016, the tax basis cost of the Fund’s investments was $119,006 ($ Thousands), and the unrealized appreciation and depreciation were $5,938 ($ Thousands) and $(21) ($ Thousands), respectively.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO  — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$124,828	$—	$124,828
Cash Equivalent	95	—	—	95

Total Investments in Securities	$95	$124,828	$—	$124,923

Amounts designated as “—“ are $0.

For the period ended May 31, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2016 ($ Thousands):

Security Description	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 5/31/2016	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A	$ 601	$ 22,398	$ (22,904)	$ 95	$—

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 70.9%
Alabama — 2.0%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
6.000%, 06/01/2050	$875	$907
5.750%, 06/01/2045	800	820
Jefferson County, Sewer Revenue Authority, Sub-Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,750	15,455
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/2046	5,000	6,493

		23,675

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/2017 @ 100
6.000%, 12/01/2036 (A)	200	22
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGC
Pre-Refunded @ 100
6.000%, 09/01/2019 (B)	1,000	1,161

		1,183

Arizona — 0.8%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 10/01/2016 @ 100
5.200%, 10/01/2037	1,700	1,701
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,753
La Paz County, Industrial Development Authority, Charter School Project, RB
Callable 02/15/2026 @ 100
5.000%, 02/15/2036	910	997
5.000%, 02/15/2046	1,420	1,533
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB
Callable 05/01/2019 @ 100
8.000%, 05/01/2025	400	448
Phoenix, Industrial Development Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2046 (C)	1,000	1,044

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/2017 @ 100
5.625%, 07/01/2038	$250	$244
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/2017 @ 100
5.000%, 06/01/2037	265	241
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	565

		9,526

California — 9.3%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/2019 @ 100
6.250%, 08/01/2039	400	463
Bay Area, Toll Authority, Ser S4, RB
Callable 04/01/2023 @ 100
5.250%, 04/01/2048	7,000	8,299
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021	400	456
California State, Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.500%, 12/01/2054	1,000	1,129
California State, Communities Development Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.250%, 12/01/2056 (C)	12,000	13,490
California State, Economic Recovery Authority, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/2016 (B)	1,000	1,004
California State, Financing Authority, Ser B, RB
Callable 07/05/2016 @ 100
6.000%, 05/01/2037	7,500	7,624
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/2019 @ 100
6.000%, 07/01/2039	1,000	1,143

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
Callable 08/15/2019 @ 100
5.000%, 08/15/2034	$2,000	$2,237
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/2019 @ 100
6.500%, 11/01/2038	1,000	1,178
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 11/15/2016 @ 100
5.250%, 11/15/2046	2,500	2,555
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 05/15/2018 @ 100
5.250%, 11/15/2048	2,000	2,160
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/2021 (B)	1,370	1,736
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/2018 @ 100
5.875%, 10/01/2034	250	270
California State, Pollution Control Financing Authority, Ser A, AMT, RB
0.900%, 08/01/2023 (C)(D)	2,500	2,500
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,582
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2045 (C)	1,000	1,084
California State, School Finance Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (C)	1,000	1,029
5.000%, 06/01/2051 (C)	1,000	1,025
California State, Various Purposes, GO
Callable 04/01/2019 @ 100
6.000%, 04/01/2038	2,000	2,283
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,451
5.000%, 09/01/2030	1,000	1,122
5.000%, 09/01/2034	900	996

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Foothill-Eastern, Transportation Corridor Agency, Sub-Ser B3, RB
Callable 07/15/2022 @ 100
5.500%, 01/15/2053 (D)	$6,250	$7,417
Fremont Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,256
Golden State, Tobacco Securitization, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2040	13,000	15,409
Imperial, Irrigation District, Ser C, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2036	1,540	1,763
Kaweah Delta, Health Care District, Ser B, RB
Callable 06/01/2025 @ 100
4.000%, 06/01/2045	1,800	1,897
Long Beach, Towne Center Project, SAB
Callable 10/01/2018 @ 100
5.400%, 10/01/2023	650	697
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	8,463
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/2020 @ 100
5.250%, 11/01/2021	880	954
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
9.168%, 08/01/2038 (E)	5,410	2,546
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,164
5.000%, 09/01/2031	1,000	1,158
5.000%, 09/01/2032	1,000	1,151
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	390	443
5.000%, 09/01/2046	1,110	1,257
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,133
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Callable 10/01/2023 @ 100
6.250%, 10/01/2038	1,500	1,879
6.250%, 10/01/2040	1,000	1,253

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tustin Community, Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	$750	$850
Windsor, Unified School District, Election 2008, Ser D, GO
9.484%, 08/01/2035 (E)	1,800	967

		109,473

Colorado — 1.0%
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	2,500	2,824
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/2018 @ 100
5.750%, 05/15/2036	500	540
Colorado State, Public Energy Authority, RB
6.500%, 11/15/2038	2,000	2,849
6.250%, 11/15/2028	650	839
Copperleaf Metropolitan District No. 2, GO
Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,059
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	579
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,818

		11,508

Connecticut — 0.5%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/2021 @ 100
5.000%, 07/01/2041	5,000	5,613

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	459
4.625%, 09/01/2032	1,635	1,737

		2,196

Florida — 2.0%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	624
8.000%, 10/01/2042	1,000	1,242

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Broward County, Airport System Revenue, Ser Q1, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2037	$2,000	$2,325
Capital Trust Agency, RB
Callable 12/01/2025 @ 100
7.125%, 12/01/2050 (C)	1,000	1,036
Florida State, Developmental Finance Authority, Renaissance Charter School Project, RB
Callable 06/15/2025 @ 100
6.125%, 06/15/2046 (C)	2,200	2,255
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	500	552
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB
Callable 10/01/2017 @ 100
5.250%, 10/01/2027 (C)	250	260
Florida State, University Square Community Development District, Ser A1, SAB
Callable 05/01/2017 @ 100
5.875%, 05/01/2038	150	152
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	2,220	2,637
Hillsborough County, Aviation Authority, Tampa International Airport Project, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2044	5,000	5,845
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2028	2,350	2,762
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
Callable 11/15/2021 @ 100
5.500%, 11/15/2042	1,000	1,128
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	1,000	1,077
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,233

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/2020 @ 100
5.875%, 08/01/2040	$500	$560

		23,688

Georgia — 1.7%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2037	2,000	2,316
5.000%, 01/01/2042	3,000	3,465
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/2017 @ 100
5.250%, 07/01/2037	600	610
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,731
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/2017	450	462
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/2017	1,000	1,036
Private Colleges & Universities Authority, Savannah College of Art Project, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2044	6,000	6,864

		20,484

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.750%, 07/01/2040	500	567

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Pre-Refunded @ 100
6.250%, 12/01/2018 (B)	250	283

Illinois — 5.1%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/2017 @ 100
5.700%, 05/01/2036	250	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, O’Hare International Airport, Ser C, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2046	$1,000	$1,130
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/2018	1,500	1,601
Chicago, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	1,250	1,365
5.000%, 01/01/2032	1,250	1,361
Chicago, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,764
Chicago, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,529
5.500%, 01/01/2037	2,440	2,448
Chicago, Ser A, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2033	16,000	16,163
Hillside Village, Senior Lien, Mannheim Redevelopment Project, TA
Callable 01/01/2018 @ 102
7.000%, 01/01/2028	500	531
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	238
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 03/01/2017 @ 100
6.000%, 03/01/2037 (A)	300	75
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Pre-Refunded @ 100
7.125%, 05/15/2019 (B)	1,000	1,180
Illinois State, Finance Authority, RB
Callable 06/01/2016 @ 100
0.350%, 08/01/2043 (D)(F)	900	900
Illinois State, Finance Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	517
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 08/01/2017 (B)	250	264
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2032	2,000	2,125
5.000%, 03/01/2036	1,000	1,054

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2028	$1,000	$1,095
Illinois State, GO
Callable 01/01/2026 @ 100
5.000%, 01/01/2027	2,010	2,252
5.000%, 01/01/2033	5,000	5,482
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	7,500	8,280
Illinois State, GO
Callable 08/01/2022 @ 100
5.000%, 08/01/2024	5,970	6,562

		60,169

Indiana — 0.8%
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2040	375	422
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,085
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2032	3,450	3,701
Indiana State, Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
6.000%, 01/01/2019 (B)	1,000	1,129
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	1,000	1,111
Vigo County, Hospital Authority, Union Hospital Project, RB
Callable 09/01/2021 @ 100
7.500%, 09/01/2022	1,555	1,851

		9,299

Iowa — 1.9%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (D)	667	565
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 07/05/2016 @ 100
2.000%, 05/15/2056	125	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Callable 12/01/2023 @ 100
5.250%, 12/01/2025	$11,100	$11,843
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Callable 12/01/2018 @ 100
5.500%, 12/01/2022	10,000	10,373

		22,781

Kansas — 0.3%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/2019 @ 100
5.750%, 11/15/2038	500	574
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/2017 @ 100
5.000%, 05/15/2036	1,500	1,508
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 07/05/2016 @ 101
5.125%, 05/15/2042	1,200	1,216

		3,298

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/2018 @ 100
5.375%, 08/15/2024	1,000	1,083
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/2020 @ 100
6.375%, 06/01/2040	500	577
Kentucky State, Economic Development Finance Authority, Rosedale Green Project, RB
Callable 11/15/2025 @ 100
5.750%, 11/15/2050	2,000	2,076
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/2019 @ 100
5.625%, 09/01/2039	1,000	1,112

		4,848

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana — 0.4%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGC
Callable 06/01/2018 @ 100
6.125%, 06/01/2025	$1,500	$1,648
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	902
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/2017 (G)	800	825
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100
6.500%, 05/15/2037 (B)	1,000	1,250
New Orleans, Aviation Board, Ser A1, RB, AGC
Callable 01/01/2019 @ 100
6.000%, 01/01/2023	500	560

		5,185

Maine — 0.2%
Maine State, Finance Authority, Casella Waste Systems Project, AMT, RB
6.250%, 01/01/2025 (C)(D)	2,250	2,308

Maryland — 2.1%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/2020 @ 100
5.750%, 09/01/2025	6,750	6,537
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Pre-Refunded @ 100
5.750%, 06/01/2018 (B)	1,000	1,098
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2051	4,500	5,087
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2043	10,000	11,539

		24,261

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.2%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/2020 @ 100
7.000%, 07/01/2042	$1,500	$1,712
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2028	730	774

		2,486

Michigan — 1.6%
Grand Traverse Academy, RB
Callable 11/01/2017 @ 100
5.000%, 11/01/2036	300	297
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	7,250	7,852
Michigan State, Finance Authority, Senior Lien, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	4,947
Michigan State, Finance Authority, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,456
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/2016 @ 100
5.000%, 11/15/2038	1,000	1,018
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/2017 @ 102
6.500%, 09/01/2037 (C)	750	600
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
Pre-Refunded @ 100
8.250%, 09/01/2018 (B)	500	582

		18,752

Minnesota — 0.3%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 11/15/2018 (B)	300	342

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB
Callable 05/01/2017 @ 100
5.500%, 05/01/2037	$1,000	$1,017
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/2030 (D)	2,000	2,146
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/2017 @ 100
5.625%, 06/01/2037	500	516

		4,021

Missouri — 0.1%
Lees Summit, Summit Fair Project, TA
Callable 04/01/2019 @ 100
5.625%, 10/01/2023	335	348
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/2019 @ 100
6.875%, 11/01/2039	250	265

		613

Nebraska — 1.2%
Central Plains, Energy Project No.3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,566
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,574
Nebraska State, Public Power Generation Agency, Whelan Energy Center Unit, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,964

		14,104

New Jersey — 3.6%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/2018 @ 100
5.625%, 01/01/2038	250	263
Casino Reinvestment Development Authority, RB
Callable 11/01/2024 @ 100
5.250%, 11/01/2039	1,650	1,720
5.250%, 11/01/2044	325	338
New Jersey State, Economic Development Authority, Ser A, RB
Callable 07/05/2016 @ 100
6.000%, 05/15/2028 (A)	210	121

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2044	$3,000	$3,442
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/2017 @ 100
5.000%, 06/01/2041	19,900	19,244
4.750%, 06/01/2034	7,000	6,755
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,379
5.000%, 06/15/2045	2,500	2,680
New Jersey State, Transportation Trust Fund Authority, Ser D, RB
5.250%, 12/15/2023	3,000	3,386
South Jersey, Transportation Authority LLC, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,783

		42,111

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,222

New York — 5.2%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Callable 01/15/2020 @ 100
6.375%, 07/15/2043	500	576
6.250%, 07/15/2040	1,500	1,724
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2028	3,000	3,605
Metropolitan New York, Transportation Authority, Ser E, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2042	2,500	2,939
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100
6.000%, 12/01/2036	1,000	1,175
New York City, Build NYC Resource, Albert Einstein School of Medicine Project, RB
Callable 09/01/2025 @ 100
5.500%, 09/01/2045 (C)	10,500	11,811

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.005%, 03/01/2026 (D)	$425	$389
1.995%, 03/01/2025 (D)	400	367
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 08/01/2024 @ 100
5.000%, 08/01/2031	2,000	2,450
New York Counties Tobacco Trust IV, Ser A, RB
Callable 06/17/2016 @ 100
5.000%, 06/01/2042	2,500	2,464
New York State, Dormitory Authority, NYU
Hospital Center Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2040 (B)	500	598
New York State, Dormitory Authority, Pace
University Project, Ser A, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2038	500	552
New York State, Dormitory Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2029 (B)	10	12
New York State, Dormitory Authority, Ser A, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	590	658
New York State, Dormitory Authority, Ser B, RB
Callable 02/15/2025 @ 100
5.000%, 02/15/2041	5,000	5,938
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/2020 @ 100
6.375%, 07/15/2049	1,000	1,125
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,328
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (C)	4,000	4,479
5.000%, 11/15/2044 (C)	11,500	12,914
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,788
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 11/01/2017 @ 100
5.250%, 11/01/2042 (C)	2,000	2,030

		61,922

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina — 0.3%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Pre-Refunded @ 100
5.250%, 01/01/2018 (B)	$500	$535
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2019 (B)	1,000	1,105
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/2018 @ 100
6.000%, 11/01/2033	250	273
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2039	1,335	1,431
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/2018	500	540

		3,884

Ohio — 8.4%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/2017 @ 100
6.500%, 06/01/2047	24,565	24,995
5.875%, 06/01/2047	19,170	18,643
5.125%, 06/01/2024	25,500	24,769
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/2020 @ 100
5.500%, 11/01/2040	500	584
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,741
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser S, RB
3.750%, 12/01/2023 (D)	20,000	20,442
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB
Callable 02/15/2023 @ 100
5.000%, 02/15/2028	3,000	3,592

		98,766

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/2020 @ 100
6.375%, 09/01/2040 (C)	$150	$162

Pennsylvania — 0.9%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/2018 @ 100
6.000%, 10/15/2038	250	269
Chester County, Health & Education Facilities Authority, Ser S, RB
Callable 12/01/2025 @ 100
5.250%, 12/01/2045	700	724
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,684
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/2018 @ 100
6.000%, 07/01/2035	250	267
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/2019 @ 100
6.000%, 06/01/2036	800	909
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,086
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/2017 @ 100
6.250%, 07/01/2026	250	257
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Callable 07/01/2020 @ 100
6.000%, 07/01/2043	250	273
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,182
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,053

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/2017 @ 100
5.500%, 09/15/2037	$250	$254
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/2018 @ 100
6.500%, 01/01/2038	1,000	1,063

		11,021

Rhode Island — 1.4%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2040	500	553
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 06/01/2017 @ 13
7.446%, 06/01/2052 (E)	100,000	9,672
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2050	6,250	6,689

		16,914

South Carolina — 2.8%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/2017 @ 100
5.500%, 05/01/2028	1,050	1,065
South Carolina State, Ports Authority, AMT, RB
Callable 07/01/2025 @ 100
5.250%, 07/01/2050	2,500	2,869
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB
Callable 12/01/2023 @ 100
5.125%, 12/01/2043	5,000	5,816
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/2023 @ 100
5.500%, 12/01/2053	20,000	23,455

		33,205

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/2017 @ 100
5.500%, 12/01/2035	2,000	2,082

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tennessee — 0.8%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/2020 @ 100
6.000%, 07/01/2038	$500	$569
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB
Callable 09/01/2016 @ 100
5.250%, 09/01/2036	1,250	1,262
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,906
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,815

		9,552

Texas — 12.5%
Central Texas, Regional Mobility Authority, Senior Lien, Ser Senior Lien, RB
Pre-Refunded @ 100
6.000%, 01/01/2041 (B)	1,000	1,212
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Callable 08/15/2021 @ 100
5.500%, 08/15/2031	1,000	1,112
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Callable 12/01/2020 @ 100
6.125%, 12/01/2040	500	572
Grand Parkway Transportation, Revenue Toll Authority, Sub-Ser B, RB
Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	7,950
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/2017	750	794
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,946
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/2018 (B)	250	289
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,482

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Higher Education Finance Authority, Cosmos Foundation, RB
Callable 05/15/2021 @ 100
6.500%, 05/15/2031	$695	$831
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	805	1,009
Lower Neches Valley, Industrial Development Authority, RB
Callable 06/01/2016 @ 100
0.280%, 05/01/2046 (D)	2,000	2,000
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/05/2016 @ 101
6.500%, 07/01/2026	170	172
Mission Texas, Economic Development, Natgasoline Project, AMT, RB
Callable 10/01/2018 @ 103
5.750%, 10/01/2031 (C)	2,500	2,640
New Hope, Cultural Education Facilities Authority, College Station Project, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2035	3,000	3,335
5.000%, 07/01/2047	12,000	13,126
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
7.000%, 07/01/2051	675	687
5.500%, 07/01/2046	1,250	1,330
5.000%, 07/01/2031	250	262
5.000%, 07/01/2051	1,250	1,411
4.750%, 07/01/2051	1,250	1,329
North Texas, Tollway Authority, RB
Callable 01/01/2018 @ 100
5.625%, 01/01/2033	135	144
North Texas, Tollway Authority, Second Tier, Ser F, RB
Pre-Refunded @ 100
5.750%, 01/01/2018 (B)	1,200	1,292
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/2020 @ 100
6.250%, 02/01/2023	2,000	2,307
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,936
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2040	4,000	4,630
North Texas, Tollway Authority, Ser S, RB
Pre-Refunded @ 100
5.625%, 01/01/2018 (B)	115	124

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/2019 @ 100
6.500%, 08/15/2039	$500	$563
Port Beaumont Navigation District, AMT, RB
7.250%, 02/01/2036 (C)(D)	18,500	19,098
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	535
5.125%, 01/01/2041	500	520
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/2020 @ 100
6.700%, 08/15/2040	500	585
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Project, RB
Pre-Refunded @ 100
6.250%, 11/15/2018 (B)	500	565
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	802
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	27,500	34,532
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/2022 @ 100
5.000%, 12/15/2029	5,000	5,679
Texas State, Private Activity Bond Surface Transportation, AMT, RB
Callable 12/31/2025 @ 100
5.000%, 12/31/2050	1,000	1,138
5.000%, 12/31/2055	2,500	2,833
Texas State, Public Finance Authority, RB
Callable 07/01/2019 @ 100
8.250%, 07/01/2024	17,575	18,054
Wise County, Parker County Junior College District Project, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,203

		148,029

Utah — 0.0%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/2019 @ 100
6.750%, 08/15/2028	500	482

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	$750	$861

Virginia — 0.2%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,046
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/2017 (B)	500	530
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/01/2017 @ 100
2.000%, 10/01/2048	40	2
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	124	122
Lewistown Commerce Center, Community Development Authority, RB
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	78	74
Lewistown Commerce Center, Community Development Authority, RB
6.050%, 03/01/2044	33	33
Lewistown Commerce Center, Community Development Authority, Sub-Ser C, RB
Callable 07/05/2016 @ 100
6.050%, 03/01/2054	123	18

		1,825

Washington — 1.3%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/2016	460	466
4.000%, 12/01/2017	480	496
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,697
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/2018 @ 100
6.375%, 10/01/2036	400	447

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2020 (B)	$1,500	$1,784
Washington State, Housing Finance Commission, Heron’s Key Project, Ser A, RB
Callable 07/01/2025 @ 100
7.000%, 07/01/2050 (C)	750	785
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/2017 @ 100
5.625%, 01/01/2038	1,000	1,009
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,936
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,747

		15,367

West Virginia — 0.0%
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/2021 @ 103
9.125%, 10/01/2041	500	460

Wisconsin — 0.7%
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (C)	6,000	6,144
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,323

		8,467

Total Municipal Bonds
(Cost $758,352) ($ Thousands)		837,653

	Shares

PREFERRED STOCK — 12.7%
Consumer Discretionary — 0.3%
Comcast
5.000%	628	17
Dairy Farmers of America

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
7.875% (C)	31,000	$3,213

		3,230

Financials — 11.2%
Aegon
6.500%	12,101	318
6.375%	128,584	3,390
4.000% (D)	15,390	379
Allstate
6.750%	70,029	1,971
6.625%	104,904	2,951
6.250%	22,789	638
5.625%	85,136	2,289
Arch Capital Group
6.750%	171,974	4,590
Aspen Insurance Holdings
5.950% (D)	40,727	1,126
Astoria Financial
6.500%	78,146	2,058
Axis Capital Holdings
6.875%	70,467	1,864
5.500%	75,743	1,961
Bank of America
6.625%	2,190	59
6.375%	23,154	598
6.204%	23,808	612
6.200%	30,000	780
Bank of New York Mellon
5.200%	50,131	1,315
Barclays Bank PLC
8.125%	39,930	1,040
7.750%	65,500	1,637
7.100%	15,867	410
6.625%	14,975	384
BB&T
5.625%	133,597	3,459
5.200%	9,717	248
Capital One Financial
6.700%	27,109	752
6.250%	99,774	2,634
6.000%	8,677	225
Charles Schwab
6.000%	105,310	2,804
Citigroup
7.125% (D)	18,301	524
6.875% (D)	85,700	2,383
5.800%	61,100	1,595
CoBank
6.250% (D)	20,000	2,059
6.125%	20,000	1,978
Cullen
5.375%	30,953	792

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Deutsche Bank Contingent Capital Trust II
6.550%	74,777	$1,867
Fifth Third Bancorp
6.625% (D)	80,000	2,479
First Niagara Financial Group
8.625% (D)	11,680	309
FirstMerit
5.875%	21,564	554
Goldman Sachs Group
6.375% (D)	2,390	66
6.300%	8,311	220
6.200%	26,875	698
5.950%	1,490	39
5.500% (D)	350,600	9,080
4.000% (D)	43,300	899
HSBC Finance
6.360%	127,657	3,197
HSBC Holdings PLC
8.000%	38,690	1,010
6.200%	71,103	1,837
HSBC USA
6.500%	35,026	888
Huntington Bancshares
6.250%	120,000	3,150
ING Groep
7.200%	2,900	77
7.050%	50,127	1,323
6.375%	79,921	2,063
6.200%	4,270	111
6.125%	39,308	1,019
JPMorgan Chase
6.700%	38,315	1,067
6.125%	29,449	783
KeyCorp
7.750%	5,000	664
M&T Bank
6.250%	3,165	3,294
MetLife
4.000% (D)	18,900	479
Morgan Stanley
7.125% (D)	115,042	3,425
6.875% (D)	53,657	1,515
4.000% (D)	161,113	3,361
National Westminster Bank PLC
7.763%	11,963	315
PNC Financial Services Group
6.125% (D)	79,178	2,364
Prudential PLC
6.750%	63,750	1,670
6.500%	15,808	419
RenaissanceRe Holdings
5.375%	88,684	2,309

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Royal Bank of Scotland Group PLC
7.650%	3,470	$91
7.250%	2,090	55
5.750%	160,293	4,049
Santander Finance
6.800%	8,000	206
State Street
6.000%	32,900	898
5.900% (D)	114,090	3,208
5.350% (D)	2,000	52
5.250%	72,463	1,918
SunTrust Banks
5.875%	5,019	132
TCF Financial
7.500%	96,454	2,556
US Bancorp
6.500% (D)	57,342	1,737
6.000% (D)	75,000	1,985
5.150%	57,104	1,522
3.500% (D)	16,800	793
Valley National Bancorp
6.250% (D)	84,000	2,397
Wells Fargo
7.500%	2,861	3,517
6.625% (D)	57,230	1,682
5.850% (D)	120,000	3,179

		132,351

Utilities — 1.2%
Alabama Power
6.450%	46,981	1,264
Georgia Power
6.500%	44,400	4,696
Gulf Power
6.450%	9,000	934
6.000%	6,000	597
5.600%	20,000	2,050
Interstate Power & Light
5.100%	122,460	3,244
NSTAR Electric
4.780%	10,708	1,061
Washington Gas Light
4.800%	1,000	101

		13,947

Total Preferred Stock
(Cost $131,759) ($ Thousands)		149,528

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 9.4%
Financials — 9.3%
AXA
6.379%, 12/14/2036 (C)(D)	$7,200	$7,605
Bank of America
6.500%, 12/31/2049 (D)	1,700	1,794
6.300%, 12/31/2049 (D)	1,800	1,910
Bank of New York Mellon
4.950%, 02/28/2021 (D)	700	703
Barclays PLC
8.250%, 12/29/2049 (D)	1,900	1,936
BNP Paribas
7.625%, 12/29/2049 (C)(D)	1,900	1,955
7.195%, 06/25/2037 (D)	400	435
7.195%, 06/29/2049 (C)(D)	4,700	5,112
Charles Schwab
7.000%, 02/28/2049 (D)	4,325	4,995
Citigroup
8.400%, 04/30/2018 (D)	2,000	2,178
6.250%, 12/29/2049 (D)	2,500	2,584
6.125%, 12/31/2049 (D)	1,000	1,015
5.900%, 12/29/2049 (D)	1,300	1,306
Citizens Financial Group
5.500%, 12/29/2049 (D)	5,000	4,806
CoBank
6.250%, 12/29/2049 (D)	500	517
Credit Agricole
8.375%, 12/31/2049 (C)(D)	4,200	4,736
Credit Suisse Group
7.500%, 12/11/2048 (C)(D)	2,000	2,055
6.250%, 12/29/2049 (C)(D)	2,500	2,403
HSBC Holdings PLC
6.875%, 12/31/2049 (D)	3,200	3,224
IFP Funding II LLC
6.500%, 04/01/2017 (C)	7,000	7,000
JPMorgan Chase
6.750%, 02/15/2026 (D)	3,900	4,329
6.000%, 12/29/2049 (D)	3,000	3,097
5.300%, 12/29/2049 (D)	1,200	1,209
Lloyds Banking Group PLC
6.657%, 05/21/2037 (C)(D)	3,500	3,841
M&T Bank
6.875%, 12/29/2049	100	100
6.450%, 12/29/2049 (D)	700	758
MetLife
5.250%, 12/29/2049 (D)	10,100	10,100
Nordea Bank MTN
6.125%, 12/31/2049 (C)(D)	5,000	4,787
5.500%, 09/23/2019 (D)	2,600	2,545
PNC Financial Services Group
6.750%, 12/31/2049 (D)	2,500	2,781
Rabobank Nederland
11.000%, 12/31/2049 (C)(D)	7,400	9,056

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Scotland Group PLC
7.500%, 12/29/2049 (D)	$700	$669
Societe Generale
8.000%, 12/30/2049 (C)(D)	1,800	1,796
5.922%, 04/29/2049 (C)(D)	2,510	2,541
Standard Chartered PLC
7.014%, 07/30/2037 (C)(D)	2,700	2,768
Wells Fargo
5.875%, 12/31/2049 (D)	1,200	1,284

		109,930

Industrials — 0.1%
General Electric
5.000%, 12/29/2049 (D)	1,658	1,724

Total Corporate Obligations
(Cost $109,121) ($ Thousands)		111,654

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
FHLB DN(H)
0.350%, 07/27/2016	17,300	17,291
0.335%, 07/07/2016 to 07/19/2016	16,800	16,793
0.303%, 07/20/2016	500	500
0.300%, 06/08/2016	1,900	1,900
0.290%, 07/06/2016 to 07/08/2016	4,000	3,998
0.275%, 06/24/2016	4,700	4,699
0.260%, 06/22/2016	9,000	8,999
0.250%, 06/01/2016	8,100	8,100

Total U.S. Government Agency Obligations
(Cost $62,276) ($ Thousands)		62,280

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Note
0.530%, 04/30/2018 (D)	4,200	4,200

Total U.S. Treasury Obligation
(Cost $4,200) ($ Thousands)		4,200

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Tax-Advantaged Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.050% **†	6,273,296	$6,273

Total Cash Equivalent
(Cost $6,273) ($ Thousands)		6,273

Total Investments — 99.2%
(Cost $1,071,981) ($ Thousands) @		$1,171,588

Percentages are based on a Net Assets of $1,181,139 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2016.
†	Investment in Affiliated Security.
(A)	Security is in default on interest payment.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2016, the value of these securities amounted to $145,562 ($ Thousands), representing 12.3% of the net assets of the Fund.
(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2016.
(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(F)	Securities are held in connection with a letter of credit issued by a major bank.
(G)	Security is escrowed to maturity.
(H)	The rate reported is the effective yield at time of purchase.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

DN — Discount Notes

FHLB — Federal Home Loan Bank

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

@ At May 31, 2016, the tax basis cost of the Fund’s investments was $1,071,981 ($ Thousands), and the unrealized appreciation and depreciation were $103,920 ($ Thousands) and $(4,313) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$837,653	$–	$837,653
Preferred Stock	143,880	5,648	–	149,528
Corporate Obligations	–	111,654	–	111,654
U.S. Government Agency Obligations	–	62,280	–	62,280
U.S. Treasury Obligation	–	4,200	–	4,200
Cash Equivalent	6,273	–	–	6,273

Total Investments in Securities	$150,153	$1,021,435	$–	$1,171,588

Amounts designated as “—“ are $0.

For the period ended May 31, 2016, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2016 ($ Thousands):

Security Description	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 5/31/2016	Dividend Income
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A	$7,913	$138,275	$(139,915)	$6,273	$1

SEI Tax Exempt Trust / Quarterly Report / May 31, 2016	15

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: July 28, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: July 28, 2016